As filed with the U.S. Securities and Exchange Commission on October 17, 2005

Investment Company Act File (No. 811-21825)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. __	☐

and/or

Registration Statement under the Investment Company Act of 1940	☒

Amendment No. __	☐
(Check appropriate box or boxes)

Retirement Readiness Funds

(Exact Name of Registrant Specified in Charter)

601 E Street, N.W.

Washington, DC 20004

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 434-3546

Larry Renfro Retirement Readiness Funds 601 E Street, N.W. Washington, DC 20004	With copies to: Jane A. Kanter, Esq. Dechert LLP 1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, DC 20006-2401

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Registrant elects to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

AARP Funds

SUBJECT TO COMPLETION

PROSPECTUS

AARP Conservative Fund

AARP Moderate Fund

AARP Aggressive Fund

[                    ], 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined whether the information in this prospectus is accurate, adequate or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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AARP Funds at a Glance

	AARP Conservative Fund	AARP Moderate Fund	AARP Aggressive Fund
Investment Objective	This fund seeks primarily current income, with preservation of capital and some growth of capital.	This fund seeks a balance of preservation of capital, growth of capital and current income.	This fund seeks primarily growth of capital and some current income.

Investment Strategy	This fund invests its assets in a target blend of:	This fund invests its assets in a target blend of:	This fund invests its assets in a target blend of:
	• 20% U.S. Stock Market Series • 5% International Stock Market Series • 75% U.S. Bond Market Series	• 40% U.S. Stock Market Series • 10% International Stock Market Series • 50% U.S. Bond Market Series	• 60% U.S. Stock Market Series • 15% International Stock Market Series • 25% U.S. Bond Market Series

Risk	This fund is expected to have the least risk of our funds over time because it mostly invests in bonds.	This fund is expected to have risk that is in between the risk of the other funds because it invests in stocks and bonds about evenly.	This fund is expected to have the most risk of our funds over time because it mostly invests in stocks.

[Sidebar]

See “What the funds invest in” on page      to learn about the underlying series.

[Sidebar]

If you see a term you don’t know or understand in this prospectus, check the glossary at the back. It may be explained there.

[Sidebar]

To learn more

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You can get more information about AARP Funds in any of these ways:

•	Call the AARP Investment Center any time at 000-000-0000.

•	Visit our website at www.aarpfunds.com.

•	You can also find more information about the AARP Funds’ investment strategies, policies, risks, and management in the Statement of Additional Information, which is available free of charge by following the directions on the last page.

Our Investment Philosophy

A new vision for the American investor

As Americans, we face a critical challenge: assuming responsibility for our long-term financial security.

While many of us recognize this challenge, we typically do not save enough. And when we do save, we are confronted with complex, confusing and often costly investment choices. As a result, many of us make poor decisions, become discouraged and do not invest at all, or choose investments with high fees that eat into our earnings.

Yes, saving money can be difficult. But investing should not be. Nor should it be confusing or mysterious or expensive.

Investing made easy

Starting today, you can make a difference in the quality of your financial life. How? It boils down to these simple ideas:

Save as much as you can.

This is the most important step. If you are still working, contribute as much as you can to your 401(k) plan or other program at work, or to an IRA. Then do everything you can to save even more. It is better to cut back a little now than to be forced into a true financial crisis when you retire.

Follow the basic principles of sound investing.

We have identified five principles aimed at making every investor and investment approach more successful: Low fees, diversification, indexing, rebalancing and simple choices.

These principles are the foundation of the AARP Funds, which were created to make it easy for every American to invest for a comfortable retirement or other financial goals.

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1. Low fees

As investors, we often do not pay enough attention to fees — and information about fees can be hard to find and understand. But even a small difference in fees can make a big impact. The average stock mutual fund charges 1.25% of your assets every year.1 A low cost fund might charge as little as 0.50%. Over 20 years, the higher fee could reduce your returns on a $100,000 investment by as much as $33,707.00.

What the fees cost you on an initial $100,000 investment...	Low-cost fund (0.50%)	Mid-cost fund (1.25%)	The low-cost fund saves you...
10 years	$7,964	$19,253	$11,289
20 years	$25,310	$59,017	$33,707
30 years	$60,341	$135,853	$75,512

This table assumes annual returns of 5% a year and includes “foregone earnings,” the money you’d make if fees were invested. These calculations come from the NASD Mutual Fund Expense Analyzer, an online tool developed by the National Association of Securities Dealers, Inc. With this tool, you can enter fee information on any fund and see how fees add up over time. Visit www.nasd.com and click on Investor Information to find the calculator. (Please keep in mind that AARP Funds do not operate, maintain, or have any connection to the NASD Mutual Fund Expense Analyzer.)

2. Indexing

Years of investment research show that active managers—those who buy and sell securities in hope of increasing returns—rarely if ever beat most market indexes over time.2 Yet these same managers almost always charge higher fees than index funds, which seek to deliver the performance of a particular index. When you factor in the lower fees charged by index funds, indexing is clearly one of the most cost effective ways to invest.

3. Diversification

The old adage about “not putting all your eggs in one basket” is especially true when it comes to investing. None of us can tell which investments will rise in price, but if your investments are diversified enough, you may own investments that rise in value. Just as important, if you are adequately diversified, the impact of investments that lose value will be lessened. Indexes are diversified by definition. For example, there are 2,500 stocks in the MSCI U.S. Investable Market 2500 Index. So a fund based on this and other indexes would give you broad diversification.

[1]	Investment Company Institute, Fundamentals, The Cost of Buying and Owning Mutual Funds, Vol. 13/No.1, February 2004.
[2]	Malkiel, Burton G., The Random Walk Guide to Investing, 2003.

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4. Rebalancing

Once we have made our investment decisions, most people rarely revisit them. But markets change. If the value of the stocks in your portfolio increases, the ratio of stocks to bonds could change. Over time, you could end up with significantly more risk than you realize. A fund that rebalances regularly will continue to maintain about the same level of investment risk.

5. Simple choices

We have been taught to believe that choice is good. Not always. For instance, there are more than 10,000 mutual funds in the United States. Which ones are right for you? How do you find out? And how can you be confident you have made the right decisions? Most of us can’t. And too many of us become stymied by this complexity and don’t even invest at all. That’s why AARP Funds are designed as a complete medium- to long-term investment program built on the principles of low fees, diversification, indexing, rebalancing and simple choices.

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How AARP Funds Invest Your Money

A diversified investment program

AARP Funds invest in a diversified mix of stocks, bonds, and other securities. Each fund invests a percentage of its assets in three underlying series which seek to match the performance of market indexes for U.S. stocks, international stocks and U.S. bonds. Professional managers rebalance each fund regularly to keep it close to its target mix.

[Sidebar]

By putting everything you may need in one fund, and rebalancing it for you, we’ve tried to design a simpler, easier, and less costly way for you to invest.

The target mix of each fund is:

[Pie charts showing asset allocations of three funds placed here.]

The target mix of each fund is determined by the Board of Trustees, which may change it anytime without shareholder approval. AARP Financial decides how often and when to rebalance the funds. AARP Financial may allow the funds to vary from the target percentages for defensive purposes. Factors influencing these decisions include the outlook for the economy, financial markets, and the relative value of the underlying series.

[Sidebar]

Each fund is designed to be a complete investment program providing medium- to long-term investors with all the investments they need. Remember, the most important way to achieve your financial goals is to save as much as you can and put that money in a diversified mix of investments.

What the funds invest in

AARP Funds invests your money in three series. Each one seeks to produce the returns of its target index as closely as possible.

Series	Target Index

U.S. Stock Market Series	MSCI U.S. Investable Market 2500 Index MSCI stands for Morgan Stanley Capital International Inc. This index includes the stocks of about 2,500 U.S. companies.

International Stock Market Series	MSCI EAFE Index

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This is a well-known international stock market index. EAFE stands for Europe, Australasia and the Far East. The index includes about 1,000 securities from 21 developed countries, excluding the United States and Canada.

U.S. Bond Market Series	Lehman Brothers Aggregate Bond Index This index includes a large variety of different bonds, including government and corporate bonds, mortgage-backed securities, and asset-backed securities.

[Sidebar]

Indexes are not available for investment and do not reflect fees, brokerage commissions or other expenses of investing.

What is indexing?

All the underlying series seek to “track the index,” or in other words, produce returns that are as close as possible to their target indexes before deducting the fees of the series.

There are several ways the managers may track an index:

•	Replication is to buy every security in the index. Managers try to make an exact replica of the index, buying the same securities in the same proportions as they are in the index.

•	Optimization and sampling are investing techniques used by managers. When it’s not possible to purchase each stock or security in an index, especially when the underlying series are just starting out and growing in size, these techniques help managers track the index’s returns without actually having to invest in every security.

In carrying out these techniques, all the underlying series may invest to a limited extent in a variety of securities and derivatives, including futures, options, exchange traded funds, cash, and other types of financial contracts and instruments. Generally speaking, a derivative is a financial contract whose value is based on a traditional security such as a stock, bond or market index such as the S&P 500 Index. While the series invest in

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derivatives to reduce tracking error, and as a convenient way to invest excess cash, these investments in derivatives may subject the underlying series to risks that are different from, and possibly greater than, the risks of the securities they are derived from. The series will not use these derivatives for speculation or for the purpose of leveraging investment returns.

The U.S. Stock Market Series

The U.S. Stock Market Series seeks to produce the return of the MSCI U.S. Investable Market 2500 Index. The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is the aggregation of the MSCI US Large Cap 300, Mid Cap 450 and Small Cap 1750 indexes.

The International Stock Market Series

The International Stock Market Series seeks to produce the return of the MSCI EAFE Index. This index includes about 1,000 securities that are listed on the stock exchanges of 21 developed countries, excluding the United States and Canada. EAFE stands for Europe, Australasia, and the Far East.

U.S. Bond Market Series

The U.S. Bond Market Series seeks to produce the return of the Lehman Brothers Aggregate Bond Index. The index includes a large variety of U.S. bonds that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities, and asset-backed securities. Mortgage-backed securities include securitized mortgage pools by GNMA, FNMA, and the FHLMC. Asset-backed securities include securities that are backed by credit card, auto, and home equity loans.

As the funds’ assets grow, each fund may also invest a total of between 5% and 10% of its assets in Treasury inflation-protection securities, small company stocks, emerging market stocks and real estate investment trusts. These investments might not be indexed, but they will enable the fund to take advantage of these investment categories without affecting the overall risk of the fund very much. Each fund will invest at least 80% of its assets in underlying series that use index strategies.

Temporary investment measures

The funds currently invest only in underlying series that are indexed. An indexed series will seek to produce the performance of its benchmark index regardless of how the index is performing. However, when the funds invest in actively managed series in the future, those series may attempt to avoid losses due to extraordinary conditions affecting the financial markets by temporarily departing from their normal investment strategies and investing in short-term investments. In addition, AARP Financial may choose not to rebalance its investments in the underlying series as a temporary defensive measure.

The Portfolio Management Team

AARP Financial Incorporated is the investment adviser for the funds and underlying series. SSgA Funds Management, Inc. (SSgA) is the investment sub-adviser for the funds and the underlying series. SSgA has general responsibility for investing the assets of the funds.

SSgA’s portfolio management team is lead by Alistair Lowe and includes Michael O. Martel and Eduardo A. Borges.

Alistair Lowe

Alistair is a Senior Principal of State Street Global Advisors (“SSgA”) and Director of the Global Asset Allocation team. In this role, he oversees the management and development of asset allocation strategies for institutional clients worldwide. Most recently, he was Head of the Investor Solutions Group at SSgA, which specializes in tax-efficient indexing and efficient implementation of active equity strategies. Prior to joining SSgA in 1996, Alistair was Senior Vice President of NatWest Investment Management, Inc. During his tenure at NatWest, he developed and managed a wide range of quantitative strategies in developed and emerging equity markets, with a focus on asset allocation. Alistair has been working in the investment management field since 1985.

Michael O. Martel

Mike is a Principal of SSgA and a Portfolio Manager on the Global Asset Allocation team. He is responsible for developing and implementing multi-asset class solutions for clients, including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios. In addition, Mike oversees the continued development of proprietary trading systems and assists in ongoing research efforts. Previously, Mike was with SSgA’s Global Structured Products Group specializing in developed and emerging market index strategies and the valuation of global derivatives. Prior to joining SSgA in 1994, Mike worked for the Mutual Funds Division of State Street Corporation. He has been working in the investment management field since 1992.

Eduardo A. Borges

Eduardo is a Principal of SSgA and a Portfolio Manager on the Global Asset Allocation team. His responsibilities include managing active and passive portfolios for domestic and international strategies. Eduardo joined SSgA as an Operations Associate in 2000, supporting the Investor Solutions Group and the Global Fundamental Strategies Group. Prior to joining SSgA, Eduardo worked for Putnam Investments holding positions as Senior Cash Specialist and Portfolio Accountant. He has been working in the investment management field since 1998.

The Statement of Additional Information provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the funds.

Are AARP Funds right for you?

AARP Funds may be appropriate for you, unless you will need to spend the money within a short time or you are not able to accept the risks of stocks and bonds.

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Are AARP Funds right for you?

AARP Funds may be appropriate for you, unless you will need to spend the money within a short time or you are not able to accept the risks of stocks and bonds.

Before you invest in a fund, you should understand how well it fits with your financial goals, the risks involved and the fees you will pay. One of the funds may be right for you if:

•	You plan to invest for a medium-term to long-term period

•	You want a diversified investment in both stocks and bonds

•	You are prepared to accept the risks of stocks and bonds

Need help?

If you want to talk with someone who can help you decide which AARP fund is right for you, please call the AARP Investment Center at 000-000-0000. Trained representatives, who are salaried and not compensated through commissions, are ready to answer your questions about the AARP funds. They can also help you figure out if you are on track financially for retirement. Are you saving enough now or do you need to do more?

Sidebar

Which fund should you invest in? It depends on why you are investing, when you’ll want to start spending the money you’ve invested, and your tolerance for risk. If you aren’t sure, call the AARP Investment Center at 000-000-0000.

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Performance and Risk

How the funds have performed

The AARP funds do not yet have past performance information because they were launched on [DATE]. They will have performance information after six months of operations.

What are the funds’ risks?

All investments involve some risk, including the AARP funds. You should read this section carefully and understand these risks.

There is no guarantee of the funds’ performance. You should expect that the value of your investment in a fund may go up or down, because the values of all investments do that. You might lose money if you invest in the funds, or make less money than you expect or hope.

Several types of risk may affect the funds:

Market risk

The value of your investment will go up and down as market prices fluctuate. In general, stock prices will fluctuate more than bond prices over longer time periods.

[Sidebar]

Markets go up and down as they react to economic, political, geographic, or regulatory factors. These factors may affect the entire market or just certain securities, industry segments, or economic sectors.

Index risk

The underlying series may not perform as well as the indexes they aim to match, because of tracking error.

Rebalancing risk

The funds may temporarily stray from the stated target mix, and not perform as well as intended.

Manager risk

Poor investment selection within the underlying series may affect the funds’ performance.

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Credit risk

The funds may lose money if they invest in bonds whose issuers cannot meet their obligations to pay interest or principal when due.

Interest rate risk

The value of the funds’ investments in bonds may go down if interest rates go up.

[Sidebar]

If interest rates go down, the value of the funds’ bonds might increase. However, falling interest rates might lead some issuers to prepay bonds. That would force the funds to invest in bonds with lower interest rates, potentially causing a decline in value and yield. Overall, changes in interest rates affect the value of long-term bonds more than short-term bonds.

Prepayment Risk:

The funds may not perform well if they invest in bonds prepaid by issuers when interest rates fall, because they would have to invest in securities with lower interest rates. A decline in interest rates may also result in potential losses to mortgage- and other asset-backed securities, if the assets backing these securities are prepaid. On the other hand, a rise in interest rates may reduce the amount of prepayments, which would cause the average bond maturity to rise and increase the potential to lose money as interest rates rise.

Small company risk

The stocks of smaller, less-well-known companies are more volatile than large company stocks and may perform differently from the market as a whole.

[Sidebar]

Smaller companies fail more often than bigger companies and may have more limited management and financial resources than bigger companies. Shares of smaller companies usually don’t trade as heavily on stock exchanges as shares of larger companies. This can make shares of smaller companies harder to sell than shares of bigger companies.

Foreign stock risk

Investments in foreign stocks may be more volatile than investments in U.S. stocks and may perform differently from the U.S. market. It is possible that foreign governments may change stock exchange rules, increase taxes or confiscate investors’ assets. The governments of foreign countries may be less stable than the U.S. government and issuers in foreign jurisdictions may have less thorough regulation and accounting, auditing, and recordkeeping requirements. It may cost more to invest directly in a foreign stock than it would to invest in a U.S. stock. Changes in foreign currency exchange rates may also affect the value of the funds.

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[Sidebar]

Prices of foreign stocks might not accurately reflect the issuing company’s condition due to limited information available, or due to poor regulation.

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Fees and Expenses

Fees of the AARP Funds

As with any mutual fund, you pay fees and expenses that cover the costs of operating AARP Funds. These “operating expenses” are deducted directly from the funds. The funds’ net asset value and total return will always be shown after these costs are deducted.

[Sidebar]

Example: If a fund earns an annual return of 5.00% (before expenses) and pays annual operating expenses of 0.50%, then the fund’s total return will be approximately 4.50%.

This table shows the estimated combined annual fees and expenses of the funds and the underlying series in which they invest their assets, the U.S. Stock Market Series, the International Stock Market Series, and the U.S. Bond Market Series. Please note that the actual combined fees and expenses of the funds and the underlying series may be higher or lower than those shown below.

	AARP Conservative Fund	AARP Moderate Fund	AARP Aggressive Fund
Shareholder Fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None	None
Maximum deferred sales charge (load)	None	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None	None
Redemption fee (applies only to shares held less than 60 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)[1]
Management Fees[2]	0.06%	0.06%	0.06%
Distribution and/or Service (12b-1) Fees[3]	0.20%	0.20%	0.20%
Other Expenses[4]	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	0.71%	0.71%	0.71%
Contractual Waivers and/or Reimbursements of Fees and Expenses[5]	0.21%	0.21%	0.21%
Net Annual Fund Operating Fees and Expenses (after waivers and/or reimbursements)	0.50%	0.50%	0.50%

[1]	The fees and expenses include the fees and expense of the funds as well as those of the underlying series, the U.S. Stock Market Series, the International Stock Market Series, and the U.S. Bond Market Series, in which the funds invest their assets.
[2]	The management fee includes the combined payments made to AARP Financial for both the funds and the underlying series. AARP Financial is responsible for compensating SSgA for the sub-advisory services SSgA provides.
[3]	AARP Funds has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (Rule 12b-1 Plan). This Rule 12b-1 Plan permits the funds to make payments for the sale and distribution of their shares and for servicing activities.

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[4]	“Other Expenses” are estimated and typically include transfer agent, administration, legal, audit, insurance, and other miscellaneous items.
[5]	AARP Financial has agreed contractually to waive fees and/or reimburse expenses to keep the Total Annual Fund Operating Expenses at 0.50% for each fund. The expense reimbursement amount payable to each fund will be dependent on the individual fund’s actual expenses and their average daily net asset size.

Example

Here is an example to help you compare the cost of investing in AARP Funds with the cost of investing in other mutual funds.

Say you invest $10,000 for one year or three years. Assume your investment earns a return of 5% a year, and the funds’ operating expenses remain the same. Here’s what you would pay in fees and expenses over those time periods:

	1 Year	3 Years
AARP Conservative Fund	$	$
AARP Moderate Fund	$	$
AARP Aggressive Fund	$	$

Remember, this is not a real example. It is shown for comparison only and does not represent actual costs or returns, either past or future. Actual costs might be higher or lower.

Payments for distribution and services

AARP Funds pays a distribution and services fee called a Rule 12b-1 fee (after Rule 12b-1 of the Investment Company Act) to ALPS Distributors, Inc. (the funds’ distributor). This fee covers the sale and distribution of the funds’ shares and servicing activities for shareholders.

The Rule 12b-1 fee may be as much as 0.20% annually of the average daily net assets of the funds. Of this amount, ALPS Distributors, Inc. pays:

•	approximately 0.14% of fund net assets to AARP Financial for providing assistance to the funds’ distributor in preparing advertising and marketing materials, training call center personnel on AARP, its goals and membership and providing services to shareholders.

•	0.05% of fund assets to AARP for the right to use the name AARP in the fund names and access to the AARP membership list.

These fees will increase the cost of your investment because they are paid out of the funds’ assets on an ongoing basis. Over time, they may cost you more than if you paid an up-front sales charge.

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While AARP has lent its name to the AARP funds and endorses the services provided by AARP Financial, AARP cannot recommend that you or any specific individual should purchase shares of a particular AARP fund. AARP is not a registered investment adviser or broker-dealer. Read this prospectus carefully to decide if an AARP fund is right for you. And if you need help in making that decision, please call the AARP Investment Center at (999)-999-9999.

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How the Indexes Have Performed

To help you understand the potential risks and returns of the indexes that the underlying series and the AARP funds seek to track, here is some information about three hypothetical accounts. These accounts use the same target blends of the indexes as the three AARP funds. Based on the performance of the indexes over the last 10 years, we have estimated the annual return on each of the three hypothetical accounts.

Keep in mind these important points:

The performance information provided is not the performance of the AARP funds or the underlying series. The AARP funds have no performance history because they started operations on [date]. This information is intended to show you how diversification works and the risks of investing in U.S. and international stock and bond indexes.

Past performance may not be repeated in the future. This information does not indicate the future performance of the AARP funds, the underlying series, or the indexes. No one knows what the future holds.

The past performance of the indexes does not illustrate how the underlying series or the AARP funds would have performed over the same period. There are many differences between the performance of the indexes and real-world index funds that you can invest in. In trying to track the performance of the indexes, portfolio managers of the AARP funds and underlying series face the hurdles described below that may cause tracking error:

•	fees and expenses paid to service providers and others to operate and manage the AARP funds and the underlying series

•	commissions or other compensation paid to brokers and dealers to execute transactions

•	taxes

•	using optimization techniques and investing in a sample of the securities rather than every security in the index

•	holding cash before it is invested to accommodate redemptions by investors and to pay cash dividends

•	buying and selling securities for the AARP funds and the underlying series at different times (and possibly less opportune times) than the timing of purchases and sales by the indexes (for example, to accommodate purchases and redemptions of the AARP funds’ shares)

•	the indexes do not reflect the reinvestment of dividends, and

•	there may be differences between how and when the AARP funds and the series are valued relative to the indexes.

With all that in mind, please take a close look at these returns to see how diversifying among stocks and bonds works and may reduce losses. For example, in 2000, the U.S. and international stock markets were down but the bond market was up. With exposure to all three indexes, the conservative and moderate accounts had positive performance, and the aggressive account’s losses were substantially lower than would have been the case if the account did not include some bonds. So, while diversification doesn’t always protect you from losses, it can cushion the blow when markets fall.

[Bar chart – 10-year hypothetical annual total return for Aggressive, Moderate and Conservative composite accounts. Data below will be shown as part of the bar chart]

	1995%	1996%	1997%	1998%	1999%	2000%	2001%	2002%	2003%	2004%	2005 YTD %
Aggressive account[1]	28.07	14.93	21.62	20.71	18.13	-5.36	-7.93	-13.14	25.17	11.57	4.41
Moderate account[2]	24.84	11.09	17.61	16.94	11.57	0.16	-2.47	-5.63	17.86	9.16	3.59
Conservative account[3]	21.64	7.32	13.63	12.91	5.25	5.83	2.99	2.18	10.84	6.75	2.73

[Table — Annual returns for the indexes ended September 30, 2005]

	1995%	1996%	1997%	1998%	1999%	2000%	2001%	2002%	2003%	2004%	2005 YTD %
Lehman Brothers Aggregate Bond Index	18.48	3.61	9.68	8.67	-0.83	11.63	8.42	10.27	4.11	4.34	1.83
MSCI U.S. Investable Market 2500 Index	36.62	22.08	32.06	24.94	24.25	-9.99	-11.34	-21.56	31.15	12.35	4.10
MSCI EAFE Index	11.55	6.36	2.06	20.33	27.30	-13.96	-21.21	-15.66	39.17	20.70	9.50

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[Table — Hypothetical annual fund returns ended September 30, 2005]

	1 Year	5 Years	10 Years	Best Quarter	Worst Quarter
Aggressive account[1]	13.35	1.99	8.71	16.35 (12/31/1998)	-11.94 (9/30/2002)
Moderate account[2]	9.79	3.71	8.16	11.01 (12/31/1998)	-6.43 (9/30/2002)
Conservative account[3]	6.28	5.26	7.44	6.81 (6/30/1997)	-1.51 (6/30/2004)
Lehman Brothers Aggregate Bond Index	2.80	6.63	6.55	4.61 (9/30/2001)	-2.44 (3/31/2004)
MSCI U.S. Investable Market 2500 Index	14.64	-0.80	9.71	21.92 (12/31/1998)	-16.88 (9/30/2002)
MSCI EAFE Index	26.32	3.55	6.18	20.66 (12/31/1998)	-19.73 (9/30/2002)

[1]	Hypothetical aggressive account invested:

•	60% in the MSCI U.S. Investable Market 2500 Index
•	15% in the MSCI EAFE Index
•	25% in the Lehman Brothers Aggregate Bond Index

[2]	Hypothetical moderate account invested:

•	40% in the MSCI U.S. Investable Market 2500 Index
•	10% in the MSCI EAFE Index
•	50% in the Lehman Brothers Aggregate Bond Index

[3]	Hypothetical conservative account invested:

•	20% in the MSCI U.S. Investable Market 2500 Index
•	5% in the MSCI EAFE Index
•	75% in the Lehman Brothers Aggregate Bond Index

[Sidebar]

How diversification can work for you

The returns of the three indexes above show how market leadership shifts over time. It can be virtually impossible to predict which asset class will perform best next. This hypothetical example shows how combining different asset classes can provide a degree of protection in difficult times while also participating in the market’s growth.

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Who Manages AARP Funds

Trustees	AARP Funds has a Board of Trustees who oversee the Funds and approve the funds’ agreements with the investment adviser and the other service providers.

Investment Adviser	AARP Financial Incorporated manages the investment activities for the funds and underlying series, including overseeing SSgA, the funds’ and the underlying series’ investment sub-adviser. AARP Financial is a newly formed entity that has no prior experience as an investment adviser. It is a wholly owned subsidiary of AARP Services, which is a wholly owned subsidiary of AARP. AARP is a nonprofit membership organization dedicated to addressing the needs and interests of people age 50 and over in the United States. Founded in 1958, AARP delivers information, advocacy, and services to more than 35 million members to advance a society in which everyone ages with dignity and purpose. AARP Financial is located at Two Highwood Drive, 2nd Floor, Tewksbury MA 01876.

Investment Sub-adviser	SSgA Funds Management, Inc., (SSgA) provides investment ideas to AARP Financial for the funds and manages the day-to-day investment of the underlying series’ assets. It seeks to meet each series’ objective to track the returns of a specific market index as closely as possible. SSgA manages over $100 billion in assets as of September 30, 2005 and is one of the State Street Global Advisors’ companies that collectively manage approximately $1.4 trillion. SSgA is a wholly owned subsidiary of State Street Corporation and is located at One Lincoln Street, Boston, MA 02111.

Administrator	AARP Financial Incorporated provides certain administrative services to the funds, such as overseeing the funds’ operations and other service providers. AARP Financial has retained State Street to assist it in providing these services.

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Custodian	State Street holds the funds’ assets, prices shares, and oversees payment of distributions to shareholders.

Transfer Agent	State Street handles opening new accounts, processing orders to buy or sell shares, providing recordkeeping, and sending statements to investors.

Distributor	ALPS Distributors, Inc., handles sales and marketing activities for the funds.

[Sidebar]

Each of the funds pays a total of 0.01% annually of its average daily net assets to compensate AARP Financial for its advisory services to the fund. Each underlying series pays AARP Financial 0.05% annually of its average daily net assets to compensate AARP Financial for its advisory services to the series. AARP Financial pays SSgA for its sub-advisory services out of these fees.

[Sidebar]

The basis for the Board of Trustees approving the investment advisory and sub-advisory agreements with AARP Financial and SSgA will be discussed in the funds’ semi-annual report to shareholders after the funds have completed their first half year.

[Sidebar]

AARP Funds and AARP Financial have applied to the SEC for an exemption to allow AARP Financial to change or add investment subadvisers, and to change the investment sub-advisory agreements with those sub-advisers, without shareholder approval. Currently, shareholder approval of these sorts of changes of subadvisers and investment sub-advisory agreements is required by law.

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How to Open Your Account

Sales and redemption fees

AARP Funds are no-load mutual funds. There is no sales charge when you buy shares. There are no deferred sales charges when you sell shares, nor any charges on additional purchases or reinvested dividends.

However, if you sell any shares after holding them for less than 60 days, a 2% redemption fee is charged on those shares. This fee is paid back to the fund and helps to cover the costs caused by short-term trading. The redemption fee will be waived in the following circumstances:

•	shares purchased as a result of dividend and capital gains reinvestment and sold within 60 days;

•	shares sold by the funds from accounts for which the funds could not determine the identity of the shareholder within a reasonable time after the account was opened;

•	shares sold as a result of a systematic withdrawal plan;

•	any other involuntary sale or exchange of shares, including those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of a fund by the Board of Trustees; and

•	in unusual individual cases where the funds determine that the transaction does not pose the risks that the funds’ policies and procedures are designed to address.

In addition, accounts held through omnibus and retirement plan accounts are exempted from the redemption fee it the entity maintaining the account is not capable of assessing redemption fees on the accounts.

Types of accounts

You may set up your account to invest in an AARP fund in any of the following ways:

Account type	Description	Minimum initial investment*		Subsequent investment
Individual or Joint ownership	Individual accounts must be registered to one person. Joints accounts can have two or more owners and provide for rights of survivorship.	$	XXXX	$	XXX

Gift or Transfer To a Minor (UGMA, UTMA)	Gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of account once he or she reaches the age of majority.	$	XXXX	$	XXX

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Retirement**	A qualified retirement account allows you to defer taxes on investment income and capital gains. Your contributions may also be tax-deductible. Please consult your Tax advisor for details about tax advantages or consequences.	$	XXXX	$	XXX

The types of retirement accounts Available to you are: Traditional IRA Roth IRA Rollover IRA

Coverdell Education Savings Account	Formerly called an Education IRA, this account allows you to earn tax-deferred investment income and capital gains that may be withdrawn tax-free for qualified education expenses.	$	XXXX	$	XXX

*	If you set up an Automatic Investment Program to invest at least $xxx per month directly from your bank account or paycheck, we waive the minimum required for your initial investment.
**	There is a $X set up fee and a $10 annual maintenance fee for each IRA, capped at $X per year.

[Sidebar]

To invest in an AARP Fund, in most cases, you must be a U.S. resident with a social security number. There are a few exceptions to this rule, such as if you are a member of the U.S. military based outside the United States.

[Sidebar]

If you invest in AARP Funds through an intermediary (such as a personal financial adviser), the intermediary may have different policies and fees that affect your account, either as an individual or in an omnibus account.

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We suggest you read all materials from the intermediary carefully to understand the policies and fees that may apply.

How to buy shares

By mail

•	Complete and sign an application. If you are opening multiple accounts, please complete a different application for each account.

•	Enclose a check made out to AARP Funds for your initial investment. If you are opening multiple accounts, please enclose a separate check for each new account with a note indicating the name in which the account is registered to.

•	Send by regular mail or overnight delivery.

Please note: We accept only checks and wire transfers in U.S. dollars, drawn on U.S. banks. We do not accept starter checks, cash, cash equivalents, cashier’s checks, travelers checks, money orders, credit cards, debit cards, or third party checks (except for IRA rollover checks). If you buy shares by check, we may hold the value of your purchase for up to 15 days or until we verify that your check has cleared, whichever comes first.

By wire transfer

•	Call Shareholder Services at (999) 999-9999 and ask to open an account by wire. We will give you an account number and send you a prospectus.

•	Wire your initial investment to:

State Street Bank & Trust Co.

ABA number xxxxxx

AARP Funds

Account number

By electronic transfer

•	You may open a new account by electronic transfer only by visiting www.aarpfunds.com. Choose “ ” in the drop-down menu under the “ ” tab and then follow the instructions.

•	The maximum initial investment is $XXXXX.

•	The funds will withhold redemption proceeds for up to XX days after purchase of share by electronic transfer.

•	Confirm with your bank or credit union that it is a member of the Automated Clearing House (ACH) system.

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Automatic Investment Program

Available for all types of accounts, the Automatic Investment Program allows you to set up regular, automatic investments directly from your bank account or your paycheck to your fund investment.

[Sidebar]

If we cannot complete a scheduled investment because your bank account has insufficient funds, we may charge your account a fee of $xx, plus any costs we incurred. If we cannot complete two scheduled investments in a row because of insufficient funds, we may cancel the Automatic Investment Program and may close your account depending on whether it meets the minimum size requirement for accounts.

Verifying your identity

Under the USA PATRIOT Act, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who applies to open an account. When you open an account to invest in an AARP Fund, we will ask for your name, address, date of birth, tax identification number, and other information that will allow us to identify you. If you do not provide the required information, and we cannot contact you to obtain it and verify your identity, we may not accept your application and return your initial investment.

After your account is established, the funds are required to take steps to verify your identity. These actions may include checking your information against various databases. If the funds are unable to verify your identity from the information you provide, you may be restricted from making purchases, transfers of shares; or your account may be closed and the proceeds sent to you. If the account is closed and the proceeds are sent to you, you will receive the next available share price. As a result, your proceeds may be more or less than the amount you paid for your shares and the sale may be a taxable transaction.

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How to Manage Your Account

Buying more shares

You may increase your investment in AARP Funds any time you like by mail, wire transfer or by electronic transfer. (We can accept telephone instructions only to exchange shares between funds.)

By mail

•	Detach the bottom of your most recent account statement, or write a note that includes the name of the account owner, account number, and fund name.

•	Enclose a check made out to AARP Funds for the amount you want to invest.

•	Send by regular mail or overnight delivery.

By wire transfer

•	Instruct your bank to wire your investment to:

State Street Bank & Trust Co.

ABA number xxxxxx

AARP Funds

Account number

•	Please include the name of the account owner, tax identification number, account number, fund name, and name/address of the financial institution wiring the money.

By electronic transfer

•	If you have established the electronic transfer service on your new account application, you may call Shareholder Services at (999) 999-9999 to complete the transfer or go to www.aarpfunds.com. Choose “ ” in the drop-down menu under the “ ” tab and then follow the instructions.

•	Your subsequent electronic transfer investments must be at least $XXX.

•	If you did not establish the electronic transfer service on your account, please call Shareholder Services at (999) 999-9999 to obtain an electronic transfer form or you may request one on the website at www.aarpfunds.com. Choose “ ” in the drop-down menu under the “ ” tab and then follow the instructions.

•	Confirm with your bank or credit union that it is a member of the Automated Clearing House (ACH) system.

Conditions for buying shares

•	Shares of the funds are available for sale in the U.S. and its territories, but not elsewhere.

•	We reserve the right to reject any offer to buy shares.

•	We calculate the number of shares you are buying as follows:

Investment amount	=	Number of shares bought
Share price (NAV)

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•	We accept only wire transfers and checks in U.S. dollars, drawn on U.S. banks. We do not accept starter checks, cash, cash equivalents, cashier’s checks, travelers checks, money orders, credit cards, debit cards, or third party checks (except for IRA rollover checks).

•	If you buy shares by check, we may hold the value of your purchase for up to 15 days or until we verify that your check has cleared, whichever comes first.

•	You cannot use a business check to buy shares for an individual account.

[Sidebar]

We do not accept requests to hold a transaction for a future date.

[Sidebar]

Maintaining the minimum investment

The minimum required for your initial investment is also the minimum required for maintaining your account. If your regular account balance falls below $xxxx, we may close your account

Selling shares

You may sell shares by telephone, mail, wire transfer or electronic transfer. You may also set up a systematic withdrawal if you would like to receive a regular, periodic check. A 2% redemption fee is charged on shares held less than 60 days.

By telephone

•	Call Shareholder Services at (999) 999-9999 and ask to make a sale. Give the name of the account owner, tax identification number, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive (up to a limit of $50,000 for phone orders).

•	We will send a check to the address of record for the account.

By mail

•	Send a letter including the name of the account owner, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive. You are required to include a medallion signature guarantee for amounts over $50,000 and in other specific circumstances (see Conditions for selling shares below).

•	Send by regular mail or overnight delivery.

•	We will send a check to the address of record.

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By wire transfer

•	Call Shareholder Services at (999) 999-9999 and ask to make a sale with proceeds paid by wire transfer. Give the name of the account owner, account number, and the amount you want to sell, noted either as a number of shares or a dollar amount you want to receive.

•	We will wire the sale proceeds to the financial institution of record.

By electronic transfer

•	Call Shareholder Services at (999) 999-9999 to complete the transfer or go to www.aarpfunds.com. Choose “ ” in the drop-down menu under the “ ” tab and then follow the instructions.

•	Payment of the proceeds will be made to the account previously designated by you at a bank that is a member of the Automated Clearing House (ACH) system.

•	Payment of the proceeds will normally be sent on the next business day after receipt of your request or within XX days of your purchase if you purchased the shares by electronic transfer.

•	A redemption request received by telephone or our website after the close of regular session trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) is deemed received on the next business day.

•	If the proceeds of your sale are sent by electronic transfer, your bank will be notified of the transfer on the day the proceeds are sent, but your bank account may not receive “good funds” for a least one week thereafter.

To set up a systematic withdrawal

•	You must have a minimum account size of $XXXX.

•	Send a letter including the name of the account owner, account number, the frequency of the sale, and the dollar amount you want to receive each time (up to a limit of $xxx for systematic withdrawals).

•	Send by regular mail.

•	We will send a check to the address of record at each requested time.

[Sidebar]

When selling shares, it’s important to keep the minimum account balance requirements in mind. Otherwise, your account may be closed.

Conditions for selling shares

•	We may take up to seven days to send your sale proceeds.

•	We may charge a $xx fee to pay your sale proceeds by wire transfer.

•	If your account balance falls below the required minimum of $xxxx we may send you written notice. If you do not increase your account balance to the minimum within 30 days, we may close your account. In this case, we would sell all your shares (at the NAV on the day we close your account) and send a check for the sale proceeds to the address of record.

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•	If you buy shares using a check and then sell them soon afterwards, we may hold your sale proceeds for up to 15 days after the purchase date, or until we verify that your check has cleared, whichever comes first.

•	For sales over $50,000, we require a medallion signature guarantee as additional security to protect your account from fraud. You can get a medallion signature guarantee at most commercial and savings banks, trust companies, credit unions, broker-dealers, and securities exchanges. We also require a medallion signature guarantee in the following circumstances:

•	You want the sale proceeds sent to an address that is not the address of record for the account, or that has been changed as the address of record within the last 60 days.

•	You want the sale proceeds made payable to someone who is not an owner of the account.

•	You want to receive the sale proceeds by wire transfer, but this account privilege was not yet activated.

•	You want to receive the sale proceeds by wire transfer into an account that is not listed as the account of record for transfers.

[Sidebar]

A notary public cannot provide a medallion signature guarantee.

Exchanging shares

If you own shares of an AARP fund, you may exchange shares of that fund for shares of any other AARP fund. If you own shares of any              Fund, you can exchange your shares for shares of an AARP fund at no charge.

In an exchange, you are actually selling shares in one fund and buying shares in another, so there may be a capital gain or loss that affects your taxes. A 2% redemption fee is charged on shares held less than 60 days.

To exchange shares by telephone

•	Call Shareholder Services at (999) 999-9999 and ask to make an exchange. Give the name of the account owner, tax identification number, account numbers, and the amount you want to exchange, noted either as a number of shares or a dollar amount.

Conditions for exchanging shares

•	Keep the minimum account size requirements in mind when making exchanges. If you do not, one or more of your accounts may be closed.

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•	The name of the account owner and tax identification number must be the same on the two accounts.

•	There must be at least 24 hours between exchanges.

•	You are limited to two substantive round trips through a fund during any 12-month period. (A round trip is an exchange or sale out of a fund, followed by an exchange or purchase back into the same fund. In this case, “substantive” means an amount that could adversely affect management of the fund, as determined by AARP Financial.

This limit does not apply to the following types of transactions, because we do not believe they raise concerns for portfolio management or because we are unable to monitor transactions in this manner:

•	systematic transactions, including those set up under our automatic investment or systematic withdrawal programs

•	transactions within an omnibus account

•	transactions within certain retirement accounts, for which other policies apply

•	transactions which cannot be restricted because of law, regulation, or court order

Restrictions on excessive trading

Some investors engage in excessive trading called market timing where they try to predict future market directions and quickly buy and sell to capture short term profits. Others may simply buy and sell repeatedly over short periods of time, another form of excessive trading. The Board of Trustees of AARP Funds has adopted policies and procedures designed to address the frequent purchase and sale of fund shares by shareholders.

Whatever its purpose, excessive trading is at odds with the mission of AARP Funds to provide funds that meet the needs of investors with mid- to long-term investment goals. Excessive trading interferes with AARP Financial’s ability to manage the funds efficiently, and would increase costs to all investors.

Do not invest in AARP funds if you engage in excessive trading or market timing. AARP funds do not accommodate excessive trading. Although the funds cannot guarantee that they will prevent excessive trading in all circumstances, they do take precautions to detect and discourage it. That is one reason why, for example, the funds reserve the right to reject any offer to buy shares, limit the number and frequency of exchanges between accounts, and impose redemptions fees if you buy our funds and then sell them within 60 days.

It is especially difficult to monitor for excessive trading within omnibus accounts. These are accounts that an intermediary holds on behalf of multiple individual clients. All the individual orders are merged into one order, so the trading activity of those individuals is hidden from the funds’

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view. While the funds cannot always track an individual’s trading within an omnibus account, they can monitor the trading of the omnibus accounts, and if they detect possible excessive trading, they will ask the intermediary to investigate and take appropriate action to stop the excessive trading if necessary. This may include restricting a client in the omnibus account from buying additional shares.

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Shareholder Services

How we communicate with you

We will send you the following types of regular account statements to keep you informed about your investment:

•	Transaction confirmations to verify your purchases or sales

•	Quarterly transaction confirmations for dividend reinvestment or automatic investment or withdrawal plans

•	Quarterly and annual account statements to review the value and performance of your investments, recap all transaction activity for the period, and report dividends, payment of capital gains, and sale proceeds

•	Annual and semi-annual reports that include the funds’ financial statements and a discussion of the market conditions and investment strategies that significantly affected the funds’ performance.

[Sidebar]

If you have more than one account with the same address, we will send you one set of documents such as confirmations, statements, and regulatory materials. If more than one account owner lives at the same address, we also may send you one copy of a prospectus, annual report, and other similar reports.

How you can communicate with us

Contact us by—	If you want to—

Telephone:

Call (999)-999-9999

Our automated voice recognition system is available 24 hours a day, 7 days a week.

Representatives are available to

talk with you 8:00 a.m, to 6:00

p.m. ET, every business day.

•      Get general account information or service

•      Request to sell or exchange shares by phone

•      Initiate a wire transaction to buy or sell shares

•      Change your address of record

•      Order duplicate statements or forms

•      Check your account balance or share prices

Mail: AARP Funds Street address, City, ST 00000 or Overnight delivery: AARP Funds Street address, City, ST 00000

•      Request to buy, sell, or exchange shares in writing

•      Change the name on your account

•      Add a seasonal mailing address

•      Add banking information to your account

•      Add or change an Automatic Investment Program

•      Add or change payroll deduction

Web site:	• Open an account

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www.aarpfunds.com

•      Get a prospectus and periodic reports

•      Buy, sell, or exchange shares

•      See your account balance, share price, confirmations, and statements

•      Set up electronic funds transfer

•      Change your mailing address

•      Get forms to accomplish a variety of tasks

[Sidebar]

Multiple account owners

If your account has more than one account owner or person authorized to make transactions for the account, we will accept telephone or online instructions from any of them.

[Sidebar]

Unusual circumstances

If you have difficulty contacting us by phone or online, you can always send us your transaction request by regular mail or overnight delivery.

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Distributions and Taxes

About mutual fund distributions

Mutual funds earn current income as dividends and interest from the stocks and bonds they hold. They may also realize capital gains if they sell securities at a price higher than they originally paid for them. By law, each year mutual funds must distribute, or pay out, at least 90% of their income and capital gains to investors who, in turn, pay any required taxes on the distributions they receive.

[Sidebar]

On the other hand, if a mutual fund sells a security at a loss, investors may be able to deduct a capital loss on their tax returns.

Timing of distributions

The funds generally pay capital gains distributions (if any) in December. The amount may vary considerably from year-to-year based on normal investment activity.

Income distributions (if any) are generally paid as follows:

•	AARP Aggressive Fund and AARP Moderate Fund: in June and December

•	AARP Conservative Fund: in March, June, September, and December

Options for receiving distributions

You may tell us to pay your distributions in cash or to invest them automatically in more shares of the fund (known as dividend reinvestment.) Either way, you must pay tax on them. If you do not tell us how you want your distributions paid, your distributions will be automatically reinvested in more shares of the fund.

If we mail a distribution check to your address of record and it is returned to us because of an invalid address, we will automatically reinvest all future distributions until you provide us with the correct address.

[Sidebar]

Please cash distribution checks promptly. We do not pay interest on uncashed checks.

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Tax consequences of distributions

Please consult your tax advisor for detailed information on the tax consequences of investing in AARP Funds, including the following issues:

•	Your tax consequences differ if you have invested in the fund through a regular account or through a tax-deferred IRA.

•	Depending on how long the funds hold securities before selling them, the distributions will be classified as either short-term or long-term capital gains or losses. Because different tax rates apply, the year-end statement you receive will specify whether capital gains are short-term or long-term.

•	No matter how long you have held shares in the funds, you will receive distributions when they are paid and owe taxes on them. It is generally wise not to buy shares shortly before a distribution is paid. By waiting until just after the distribution is paid, you will reduce your tax burden for that year.

Qualified dividend income

When the fund receives a stock dividend from a U.S. corporation or a qualified foreign corporation, it is considered qualified dividend income, as long as the fund held the stock for a required length of time. If you, in turn, have held shares in the fund for a required period, you are eligible for a reduced tax rate on that specific income. Once again, your year-end tax statement will specify whether any portion of your distributions are qualified dividend income eligible for a reduced tax rate.

Backup withholding

You must certify that you have provided the funds with your correct Social Security or tax identification number, and that you are not subject to backup withholding. If you do not provide this information and certify that it is correct, we are required by law to withhold 28% of all taxable distributions, sales, and exchanges from your account.

State and local taxes may apply, as well as federal income tax.

Tax on transactions

Just as the funds realize capital gains when securities are sold at a higher price than originally paid, you may realize a capital gain on your own transactions. That

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is, if you sell or exchange shares of a fund at a higher price than you paid, you will owe taxes on the resulting capital gain. Of course, the reverse is true as well: if you sell or exchange shares at a loss, you may deduct the loss on your tax return.

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Additional Information

How the share price is calculated

The price at which you buy or sell shares is called net asset value (NAV). The NAV for each fund’s shares is calculated every business day as of the close of trading on the New York Stock Exchange (usually 4:00 pm Eastern time).

The NAV for each fund’s shares is calculated this way:

Net assets (which are total assets – liabilities) = Net asset value (NAV) per share

Number of shares outstanding

Of course, the funds’ assets consist entirely of investments in the underlying series. The series calculate their share price in exactly the same way—at net asset value (NAV). To add up the net assets of the series, stocks held in the series are valued at their market price on the primary exchange where they are traded. Bonds are valued using quotes from bond dealers or bond pricing services.

If the price for a specific stock or bond held by the underlying series is not readily available, the series may determine a fair value, using a method approved by the Board of Trustees. For example, the underlying series might need to determine the fair value of a stock if something occurs in the market that would affect pricing after trading is closed for the day, but before 4:00 pm Eastern time, when NAV is calculated. This occurs most frequently with international stocks, which may trade on exchanges that close many hours earlier.

When the underlying series use the fair value method, it is possible that the price we use for a specific stock or bond may differ from the market price or quote, when it is next available. It is also possible that the funds’ NAV may differ from the NAV that would be calculated if the series had used the last reported price for the particular stock or bond. Since fair valuation is a judgment, there can be no assurance that the value given a particular security is accurate.

The effect of timing on share prices

On any business day, if we receive your request to buy, sell, or exchange shares before closing time on the New York Stock Exchange, we will use that day’s NAV as the price for your transaction. If we receive your request after closing time, we will use the next business day’s NAV for your transaction.

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Any time we require additional information before we can complete a transaction you requested, we will use the NAV as of the business day we receive the required information for your transaction.

Turnover rate

All mutual funds are required to report their turnover rate, which is simply the portion of the fund’s investments that were bought and sold in one year. For example, if a fund holds 50 stocks and 40 of them are sold within the year to buy new stocks, the turnover rate is 80%.

Higher turnover rates (over 100%) usually mean higher costs for two reasons:

1)	The fund incurs expenses for buying and selling, which are shared by all investors in the fund.

2)	It’s more likely that the fund is generating capital gains, which investors must pay tax on.

Because of the funds’ commitment to the indexing investment strategy, they generally invest for the long term, selling and buying investments only to adjust to changes in the target indexes.

Not responsible for fraud

For your security, the funds take precautions to ensure that all orders received are from a person authorized to make transactions on the account, whether those orders are placed in writing, by telephone, on the funds’ Web site, or through the automated voice recognition system. For instance, callers must verify personal identification information, and calls may be tape-recorded. The funds are not responsible for fraud if they have taken reasonable precautions. The only way to be certain you are protecting your account from fraudulent telephone orders is to decline telephone privileges on your account application. If you make transactions online, be sure to safeguard your user name and password, and use security programs to protect your computer.

Portfolio holdings

You will find a listing of the holdings in the AARP funds and the underlying series on our Web site at www.aarpfunds.com. The funds generally publish the holdings 30 days after the end of the calendar quarter. We will also publish at that time a list of the top ten holdings in each fund and series. If AARP Funds determines that a publication of any portion of our holdings is not in the best interest of the funds, those

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holdings may not be published. We are required by SEC regulations to report portfolio holdings 60 days after each fiscal quarter and cannot selectively omit positions. Please consult the Statement of Additional Information for more information on how we handle the disclosure of portfolio holdings.

Right to change policies

There are some decisions about the funds or series that require shareholder approval, as noted in this prospectus or the funds’ Statement of Additional Information. Unless noted in this way, the funds and series have the right to change any of their investment objectives, investment strategies, or restrictions (as well as any other policies) without shareholder approval or prior notice.

AARP Funds may also change account requirements as follows, when it believe it is in the best interest of the funds.

•	Add, change, or discontinue conditions for account service, account privileges, or buying shares

•	Accept initial investment by telephone

•	Freeze an account when there is a dispute between account owners, or when the funds believe a transaction is fraudulent

•	Redeem an account (sell all its shares) without the owners’ permission when the funds believe there has been fraudulent or illegal activity

•	Change and introduce any fees

These changes may affect all investors of the fund, or only certain groups.

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Glossary

AARP Financial	AARP Financial, the funds’ and series’ investment adviser and administrator.

ALPS Distributors, Inc.	ALPS Distributors, Inc. is the funds’ distributor.

Bonds	Investments that pay interest (often a fixed amount) to investors. They are typically issued by a corporation, government or government agency. Bonds are a kind of loan, and are also called debt or fixed income securities.

Business day	Every day the New York Stock Exchange is open for business. The New York Stock Exchange is normally open for business every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may suspend redemptions or postpone payment dates on days when the New York Stock Exchange is closed (other than weekends and holidays), when trading is restricted or as otherwise permitted by the SEC. If the New York Stock Exchange closes early, the Funds will calculate their net asset values as of the time the New York Stock Exchange closes.

Capital appreciation	The growth in value of your investment when the price of your stocks or bonds increases.

Current income	Money that is paid out to investors, such as stock dividends and bond interest.

Dividends	Money that is paid by companies to the investors who own their stock, based on each investor’s share of the company’s profits.

Dividend reinvestment	Using your dividends to buy additional shares of a stock or mutual fund, instead of taking the money as a cash payment.

Emerging market	A country whose stock or bond market is still developing, typically in Asia, Latin America, Eastern Europe or Africa.

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Expense ratio	The portion of a mutual fund’s assets that is deducted from the assets of the fund to pay expenses.

Fair value	A reasonable price for a security that buyers and sellers would accept in the market where the security usually trades.

Indexing	A style of investing that tries to match the returns of a stock or bond index, whose overall performance represents a specific portion of the market. It typically does this by holding all—or a representative sample of—the securities in that index.

Interest	Money paid by a bond issuer to investors who, in effect, loaned the issuer money by buying its bonds.

Market price	The last reported price of a security on the market where it is bought and sold.

Medallion signature guarantee	A stamp or seal from an approved financial institution that guarantees your signature is authentic.

Net asset value (NAV)	The price of a single share of a mutual fund. It is calculated daily by adding the value of all the fund’s assets, subtracting the fund’s liabilities, and dividing that by the total number of fund shares.

Omnibus account	A single account held by an investment professional on behalf of many investors.

Real estate investment trust	A security that invests directly in real estate (either by owning property or through mortgages) and is bought and sold like a stock on a stock exchange.

Rebalance	To maintain a target mix of stocks, bonds and other assets by buying or selling securities that have increased or decreased in value.

SEC	The Securities and Exchange Commission.

Small company stock	Generally, stock in a company whose total invested capital is between $250 million and $1 billion.

SSgA	SSgA Funds Mangement, Inc., the funds’ and series’ subadviser.

41

State Street	State Street Bank and Trust Company, the funds’ sub-administrator.

Stocks	Investments that represent a share of ownership in a company. Stocks are traded on markets or exchanges where their prices can go up or down. Some stocks also pay dividends.

Total return	The total gain or loss of a mutual fund, including all dividends, interest and capital gains. It is expressed as a percentage of the original investment, and reflects the reinvestment of dividends and interest.

Tracking error	The amount the performance of an index fund differs from the index it tries to match.

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For More Information

If you would like more information about the funds, you may request free copies of the following documents:

Annual and semiannual reports

Each report to shareholders includes financial statements and a discussion of the market conditions and investment strategies that significantly affected the funds’ performance. The annual report to shareholders also has a report of the funds’ auditors.

Statement of additional information (SAI)

The SAI provides more detailed information about the fund.

The funds’ annual and semiannual reports to shareholders (once the funds have been in existence for long enough to have reports to shareholders) and the SAI are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the latest annual or semiannual report to shareholders (once available), the SAI, or other information about the funds or your account, please contact us:

By mail:	AARP Funds [address] [city], [state] [zip]

By phone:

By e-mail:

Online:	www.aarpfunds.com

You can also review and copy information about the funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the funds are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Investment Company File No. 811-

[© 2005 AARP Funds. All rights reserved.]

Alps Distributors, Inc., Distributor.

43

RETIREMENT READINESS FUNDS

AARP Conservative Fund

AARP Moderate Fund

AARP Aggressive Fund

STATEMENT OF ADDITIONAL INFORMATION

December     , 2005

This Statement of Additional Information – or “SAI”:

•	provides more information about the AARP Conservative Fund, the AARP Moderate Fund and the AARP Aggressive Fund. Throughout this document we will refer to them collectively as the “funds” or individually as a “fund”;

•	has been filed with the Securities and Exchange Commission, or “SEC”;

•	is not a prospectus;

•	should be read with the prospectus for the funds dated December , 2005 and any amendments to the prospectus (collectively, the “prospectus”); and

•	is incorporated by reference which means the SAI is legally part of the prospectus.

Investors should read the prospectus before making any investment in the funds.

A copy of the prospectus and the annual and semi-annual reports to shareholders of the funds, when available, may be obtained free of charge by calling the Retirement Readiness Funds at (999) 999-9999 or visiting www.aarpfunds.com.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the prospectus in connection with the offering made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the funds or their distributor.

SUMMARY

This SAI provides more information about the Retirement Readiness Funds, the “trust,” and three of its funds:

•	AARP Conservative Fund;

•	AARP Moderate Fund; and

•	AARP Aggressive Fund.

Each of the funds invests in the following series of the Retirement Readiness Core Portfolios, referred to in this SAI as the “underlying trust”, a separately registered open-end management investment company. Each fund invests in varying percentages in these series of the underlying trust, referred to in this SAI as the “underlying series”:

•	U.S. Stock Market Series;

•	International Stock Market Series; and

•	U.S. Bond Market Series.

This SAI and the prospectus are not an offer to sell shares of the underlying series.

The trust is supervised by a Board of Trustees, the “Board.” The Board is responsible for representing the interests of the funds and their shareholders. The Board meets periodically throughout the year to oversee the funds’ activities. The Board consists of two “independent trustees” and one trustee who is affiliated with the funds’ investment adviser. Trustees who are not “interested persons” of the funds, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Investment Company Act”), are called “independent trustees.” Generally, a trustee qualifies as an independent trustee if they are free of conflicts of interest that arise as a result of their business or familial relationships to certain entities or individuals who do business with the funds.

This SAI includes:

•	biographical information regarding the Trustees and executive officers of the trust;

•	descriptions of the responsibilities of the committees of the Board; and

•	information about Trustee compensation and share ownership.

The trust, on behalf of the funds, has engaged a variety of entities to provide services to the funds. The chart below includes:

•	the identity of each service provider;

•	the service provider’s address; and

•	a brief description of the services provided to the funds.

Name and Address of Service Provider	Function and Services Provided
AARP Financial Incorporated Two Highwood Drive (2nd Floor), Tewksbury MA 01876	Adviser to the funds. The Adviser is responsible for overall management of the assets of each fund.

Name and Address of Service Provider	Function and Services Provided
SSgA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900	Sub-Adviser to the funds. The Sub-Adviser makes the day-to-day investment decisions for the funds, subject to the funds’ investment policies and restrictions as stated in the prospectus and this SAI.

AARP Financial Incorporated Two Highwood Drive (2nd Floor), Tewksbury MA 01876

Administrator for the funds. The Administrator undertakes numerous administrative functions for the funds, including

•      monitoring and coordinating the activities of each of the other service providers;

•      providing treasury services;

•      preparing legal documents, such as updating the prospectus and SAI; and

•      providing administrative tax services.

The Administrator may delegate administrative duties to the Sub-Administrator.

State Street Bank and Trust Company One Federal Street, 9th Floor Boston MA 02110	Sub-Administrator for the funds. The Sub-Administrator undertakes administrative services delegated to it by the Administrator.

ALPS Distributor Inc. 1625 Broadway, Suite 2200 Denver, CO 80202	Distributor for the funds. The Distributor is responsible for the marketing and sales of the funds’ shares.

State Street Bank and Trust Company John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Custodian of the funds’ assets. The Custodian is generally responsible for these activities:

•      safekeeping the assets of the funds;

•      settling securities transactions;

•      receiving dividends and interest;

•      paying fund expenses; and

•      handling other related activities.

State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

Transfer Agent for the funds’ shares. The Transfer Agent is generally undertakes these responsibilities:

•      maintaining the trust’s shareholder accounts;

•      making changes in those accounts to reflect purchases, sales and exchanges of the funds’ shares; and

•      sending information to the funds’ shareholders such as copies of prospectuses.

[name of auditors] [address of auditors]	[Name of auditors] serves as the Registered Independent Public Accounting Firm for the funds.

MANAGEMENT OF THE TRUST

Trustees and Officers. The table below includes information about the Trustees and officers of the trust, including their:

•	business addresses;

•	ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Underlying Series in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter C. Clapman 3 Valley Road Scarsdale, NY 10583 Age: 69	Trustee since 2005	Consultant, governance advisory services (July 2005 – present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005 – present) Executive Director, Pace Law School (director education) (April 2005 – present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972 – July 2005).	6	Director, National Association of Corporate Directors (non-profit private director education) (January 2005 – present).

Lynn E. Turner 10901 West 120th Suite 335 Broomfield, CO 80021 Age: 53	Trustee since 2005	Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003 - present); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003 – present); Professor, Colorado State University (August 2001 – June 2003); Chief Accountant, Securities and Exchange Commission (July 1998 – August 2001).	6

Interested Trustee

Dawn M. Sweeney(3) 601 E Street, N.W. Washington, DC 20004 Age: 46	Trustee since 2005	President, AARP Services Inc. (August 2002 – present); Associate Executive Director, Membership, AARP (December 1999 – August 2002).	6	None.

(1)	Each Trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.

(2)	The “Fund Complex” consists of the three funds discussed in this SAI and the three underlying series, which are not offered in this SAI.

(3)	Ms. Sweeney is considered an Interested Trustee due to her position as President of AARP Services, Inc., the immediate parent of the Adviser.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years
Larry C. Renfro 601 E Street, N.W. Washington, DC 20004 Age: 52	President and Treasurer

Managing Director, Renfro Associates/Devonshire Group (consulting) (November 2004 – August 2005);

Chief Executive Officer, NewRiver, Inc. (electronic delivery of compliance research) (September 1998 – October 2004).

Leilani Sanders Hall 601 E Street, N.W. Washington, DC 20004 Age: 54	Vice President and Chief Compliance Officer	Senior Special Adviser, U.S. Securities & Exchange Commission (October 2003 – September 2005); Self-Employed Consultant (January 2002 – October 2003); Senior Vice President, The Pioneer Group, Inc. (investment management) (March 1995 –January 2002).

Nancy M. Smith 601 E Street, N.W. Washington, DC 20004 Age: 50	Secretary

Vice President Investment Services, AARP Services, Inc. (August 2005 – Present); Self-Employed Consultant; (February 2002 – July 2005)

Vice President Web Content, FOLIOfn (financial services, broker-dealer) (October 1999 – February 2002).

(1)	Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the trust.

Standing Committees of the Board. The Board of Trustees currently has three standing committees: (1) an Audit Committee, (2) a Governance Committee, and (3) a Nominating Committee. Currently, each independent trustee serves on each of these three committees and Ms. Sweeney, as an Interested Trustee, is not a member of any committee. Each committee has adopted a written charter setting forth its duties and responsibilities. None of these committees met during the 12-months ended December 31, 2005.

Audit Committee. Mr. Turner serves as the Chairman of the Audit Committee. The Audit Committee is required to meet at least twice a year and

•	oversees the accounting, auditing and financial reporting processes of the funds;

•	hires (and fires, if needed) the funds’ independent registered public accounting firm;

•	pre-approves all audit, audit-related and non-audit services to be provided by the independent registered public accounting firm to the funds and certain fund affiliates;

•	reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the funds;

•	receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•	considers all critical accounting policies and practices to be used by the funds and any proposed alternative treatments thereof; and

•	investigates any improprieties or suspected improprieties in the operations of the funds.

Governance Committee. Mr. Clapman serves as the Chairman of the Governance Committee. The Governance Committee normally meets at least two times a year and

•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•	reviews and makes recommendations to the Board regarding Trustee compensation and expense reimbursement policies;

•	undertakes periodically to coordinate and facilitate evaluations of the Board and recommends improvements, as appropriate; and

•	meets with funds’ management to review reports and other information concerning the status of the funds’ operations, procedures and processes.

Nominating Committee. Mr. Clapman serves as the Chairman of the Nominating Committee. If there is a vacancy on the Board, the Nominating Committee will:

•	identify and evaluate potential candidates to fill the vacancy;

•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•	recommend to the Board a nominee to fill any vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an Interested Trustee, the Nominating Committee will consider the views and recommendations of the Adviser.

Eligible shareholders (or groups of shareholders) may submit the names of potential nominees for the Nominating Committee’s consideration. Each eligible shareholder (or group of shareholders) may submit no more than one nominee each calendar year and may not submit the same nominee twice. In order for the Nominating Committee to consider shareholder submissions, the proposed nominee must satisfy the requirements specified in the nominating committee charter, which is available on the funds’ website at www.aarpfunds.com.

Management Ownership of the Funds. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the funds and of all funds in the Fund Complex overseen by each Trustee as of                     , 2005.

	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Peter C. Clapman	None	None
Lynn E. Turner	None	None
Interested Trustee
Dawn M. Sweeney	None	None

*	As of December , 2005, the funds had not yet commenced operations.

As of December     , 2005, the funds had not commenced operations and, consequently, the Trustees and officers of the funds, as a group, owned less than 1% of outstanding shares of the fund.

Compensation of Board Members. Independent trustees receive the following compensation for their services to the funds (additional amounts paid to the Chairman of the Board and each Committee are indicated in parenthesis where applicable):

Annual Retainer	$	______	(_____)
Attendance at In-Person Board Meetings	$	______	(_____)
Attendance at Telephonic Board Meetings	$	______	(_____)
Attendance at Committee Meetings	$	______	(_____)

Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings. Interested Trustees do not receive any compensation from the funds for their service on the Board.

The following table summarizes the compensation, including committee fees, paid to the Trustees of the trust, for the 12-month period ended December 31, 2005.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
Peter C. Clapman	$0	N/A	N/A	$0
Lynn E. Turner	0	N/A	N/A	0
Interested Trustee
Dawn M. Sweeney	0	N/A	N/A	0

(1)	As of December , 2005, there were two investment companies in the Fund Complex (the trust and the underlying trust) and six funds in the Fund Complex. As of December , 2005, none of the six funds had commenced operations.

SERVICE PROVIDERS

Advisory Services

The Trust

Adviser for the Funds. The trust has hired the Adviser to serve as investment adviser to each of the funds. The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to each of the funds.

Adviser	AARP Financial Incorporated

Agreement	Investment Advisory Agreement between the Adviser and the trust, on behalf of the funds, dated _____________, 2005 (“Advisory Agreement”)

Fees	For its services to each of the funds, the Adviser receives an annual management fee, accrued daily and payable following the last day of each month, equal to 0.01% of the fund’s average daily net assets.

Advisory Agreement for the Funds. The Advisory Agreement was approved by the trust’s Board on October 14, 2005. The Advisory Agreement provides that the Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the funds. The Adviser’s responsibilities include:

•	providing the funds with ongoing investment guidance;

•	providing policy direction to the funds; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the funds’ investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the funds, the primary responsibilities of the Adviser are to (1) consider and make decisions regarding how best to allocate the assets of the funds among the underlying series and (2) assure that the funds remain invested in the underlying series in the proportions specified in the prospectus for the funds.

Under the Advisory Agreement, the Adviser may delegate to one or more sub-advisers any or all of its duties or obligations, provided that the Adviser oversees, supervises and monitors the performance of any sub-adviser, and that any delegation does not relieve the Adviser of its duties and obligations under the Advisory Agreement.

The Adviser has also entered into a Fee Waiver and Expense Reimbursement Agreement with the trust, on behalf of the funds. The Adviser has agreed to waive its fees and/or reimburse expenses of the funds to the extent necessary to limit each fund’s Total Annual Operating Expenses (excluding interest, taxes, and extraordinary expenses) to the following average daily net assets of each fund:

AARP Conservative Fund	0.50%
AARP Moderate Fund	0.50%
AARP Aggressive Fund	0.50%

Sub-Adviser for the Funds. The Sub-Adviser is not an affiliate of the trust, its affiliated persons, or the Adviser other than as by reason of serving as investment sub-adviser to the funds and underlying series. The Sub-Advisory Agreement was approved by the trust’s Board on October 14, 2005.

Sub-Adviser	SSgA Funds Management, Inc.

Agreement	Investment Sub-Advisory Agreement among the trust, the Sub-Adviser and the Adviser, dated _____________, 2005 (“Sub-Advisory Agreement”).

Fees	For the Sub-Adviser’s services to each of the funds, the Adviser pays the Sub-Adviser an annual investment sub-advisory fee, accrued daily and payable following the last day of each month equal to 0.005% of the fund’s average daily net assets.

Sub-Advisory Agreement for the Funds. The Sub-Advisory Agreement provides that the Sub-Adviser has the general responsibility to provide a program of continuous investment management for and invest and reinvest the assets of each of the funds. The Sub-Adviser’s responsibilities include:

•	providing the funds with ongoing investment guidance;

•	providing policy direction to the funds; and

•	providing analysis, advice, statistical and economic data and judgments regarding individual investments, general economic conditions and trends, in accordance with the funds’ investment objectives, principal investment strategies, policies and restrictions.

Given the current investment strategies of the funds, the primary responsibilities of the Sub-Adviser are to (1) make recommendations to the Adviser as to how best to allocate the assets of the fund among the three underlying series and (2) periodically rebalance the assets of the funds in the underlying series so that such assets match the target percentages specified in the prospectus for the funds.

The Sub-Adviser may provide similar services to other investment companies or to other clients or engage in other activities, provided such other services and activities do not, during the term of the Sub-Advisory Agreement, interfere with the Sub-Adviser’s ability to meet its obligations to the Adviser, the trust and the funds.

The Adviser pays all fees of the Sub-Adviser from its fee under the Advisory Agreement. Since the funds have no operating history, to date, no amounts have been paid to the Sub-Adviser for services rendered to the funds.

The Underlying Trust

Adviser for the Underlying Series. The underlying trust has hired the Adviser to serve as investment adviser to each of the underlying series. The Adviser has in turn hired the Sub-Adviser to serve as investment sub-adviser to each of the underlying series.

Adviser	AARP Financial Incorporated

Agreement	Investment Advisory Agreement between the Adviser and the underlying trust, on behalf of the underlying series, dated _____________, 2005

Fees	For its services to each of the underlying series, the Adviser receives an annual advisory fee, accrued daily and payable following the last day of each month, equal to 0.05% of the underlying series’ average daily net assets.

The advisory agreement for the underlying series was approved by the underlying trust’s Board on October 14, 2005 and does not differ materially in its terms from the Advisory Agreement.

Sub-Adviser for the Underlying Series. Given the underlying series’ current structure, the Adviser’s responsibilities with respect to the underlying series relate primarily to overseeing and monitoring the activities of the Sub-Adviser. The Sub-Adviser currently is responsible for all aspects of the day-to-day management of the underlying series’ assets.

Sub-Adviser	SSgA Funds Management, Inc.

Agreement	Investment Sub-Advisory Agreement among the underlying trust, the Sub-Adviser and the Adviser, dated _____________, 2005.

Fees	For the Sub-Adviser’s services to each of the underlying series, the Adviser pays the Sub-Adviser an annual investment sub-advisory fee, accrued daily and payable following the last day of each month, equal to 0.045% of the underlying series’ average daily net assets up to $500 million, .025% of the underlying series’ average daily net assets from $500 million to $5 billion, and .015% for excess average daily net assets over $5 billion.

The sub-advisory agreement for the underlying series was approved by the underlying trust’s Board on October 14, 2005 and does not differ materially in its terms from the Sub-Advisory Agreement.

The Adviser pays all fees of the Sub-Adviser from its fee under the underlying trust Advisory Agreement. Since the underlying series have no operating history, to date, no amounts have been paid to the Sub-Adviser for services rendered to the underlying series.

Exemptive Relief. The trust, the underlying trust and the Adviser have applied for an exemptive order from the SEC that would permit the Adviser greater flexibility than is currently provided by the Investment Company Act to retain investment sub-advisers and modify investment sub-advisory arrangements. Under the exemptive order, if granted, the Adviser would continue to provide or oversee the provision of portfolio management services to the funds and the underlying series by one or more investment sub-advisers, but would have the additional flexibility to retain investment sub-advisers and materially modify investment sub-advisory agreements without shareholder approval, as is currently required by the Investment Company Act.

Portfolio Management Teams. The following employees of the Sub-Adviser make up the portfolio management team for the funds.

Alistair Lowe

Alistair is a Senior Principal of State Street Global Advisors (“SSgA”) and a Principal of SSgA Funds Management, Inc. (“SSgA Funds”). Alistair is Director of the Global Asset Allocation team. In this role, he oversees the management and development of asset allocation strategies for institutional clients worldwide. His responsibilities include the design and management of portable alpha and other overlay strategies. Most recently, he was Head of the Investor Solutions Group at SSgA, which specializes in tax-efficient indexing and efficient implementation of active equity strategies. Alistair is also a member of SSgA’s Investment Committee and Senior Management Group. Prior to joining SSgA in 1996, Alistair was Senior Vice President of NatWest Investment Management, Inc. During his tenure at NatWest, he developed and managed a wide range of quantitative strategies in developed and emerging equity markets, with a focus on asset allocation. Alistair has been working in the investment management field since 1985. Alistair completed an undergraduate degree in Economics and a postgraduate degree in Computer Science at Cambridge University (Churchill College), U.K.

Michael O. Martel

Mike is a Principal of SSgA and a Principal of SSgA Funds. Mike is a Portfolio Manager on the Global Asset Allocation team. He is responsible for developing and implementing multi-asset class solutions for clients, including strategic and tactical global balanced funds, equitization and overlay strategies, and country selection portfolios. In addition, Mike oversees the continued development of proprietary trading systems and assists in ongoing research efforts. Previously, Mike was with SSgA’s Global Structured Products Group specializing in developed and emerging market index strategies and the valuation of global derivatives. Prior to joining SSgA in 1994, Mike worked for the Mutual Funds Division of State Street Corporation. He has been working in the investment management field since 1992. Mike holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Masters degrees in both Finance and Business Administration from the Carroll School of Management at Boston College. He also holds a Series 3 license from the National Futures Association.

Eduardo A. Borges

Eduardo is a Principal of SSgA and a Principal of SSgA Funds. Eduardo is a Portfolio Manager on the Global Asset Allocation team. His responsibilities include managing active and passive portfolios for domestic and international strategies. Eduardo joined SSgA as an Operations Associate in 2000, supporting the Investor Solutions Group and the Global Fundamental Strategies Group. Prior to joining SSgA, Eduardo worked for Putnam Investments holding positions as Senior Cash Specialist and Portfolio Accountant. He has been working in the investment management field since 1998. Eduardo earned a Master of Science in Finance from Suffolk University and a Bachelor of Science in Business Administration with a concentration in finance from the University of Massachusetts at Boston. He is a candidate for Level III of the Chartered Financial Analyst (CFA) program as well as a member of the CFA Institute and the Boston Security Analysts Society.

The following employees of the Sub-Adviser make up the portfolio management teams for the underlying series.

U.S. Stock Market Series

Deane Gyllenhaal

Deane is a Principal at SSgA and a Principal of SSgA Funds. Deane is a Portfolio Manager on the Global Structured Products team. Prior to assuming his current role, Deane was a member of the Active International Equity Investment Team where he assisted in investment management, research, and product development for the international quantitative strategies. Prior to this, he worked as a member of the Global Structured Products, managing both Emerging and Developed Markets passive strategies. Prior to joining SSgA in 1994, Deane worked at Brown Brothers Harriman as an account manager on international portfolios. Before this, he was employed in State Street’s mutual fund division. Deane has been working in the investment management field since 1990. Deane holds a BS in Finance and Economics from Bentley College, and an MBA from Babson College. He is currently a Level II CFA candidate.

James May, CFA

Jim is a Principal of SSgA and a Principal of SSgA Funds. Jim is a Senior Portfolio Manager in SSgA’s Global Structured Products Group. He manages a variety of portfolios for the Developed Markets team benchmarked to indexes including MSCI, Standard & Poor’s, and Russell. Jim is also responsible for managing several mutual funds, most notably the SSgA S&P 500 Fund which he has managed since 1995. Jim joined SSgA in 1991. Prior to the Global Structured Products Group, Jim worked in the SSgA’s Passive U.S. Equity Operations department as a Senior Analyst. As a member of the Developed Markets team, he worked on the formulation of trading strategies for index change trades, Russell reconstitution, and MSCI quarterly rebalancing and Provisional trades. Jim also served on the Russell 1000 Advisory Committee at the New York Board of Trade. He has been working in the investment management field since 1989 when he joined State Street Corporation’s Custody operation. Jim holds an MBA from Boston College and a BS in Finance from Bentley College, and earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and CFA Institute.

International Stock Market Series

Jeffrey Beach

Jeff is a Principal at SSgA and a Principal at SSgA Funds. Jeff is a Portfolio Manager in SSgA’s Global Structured Products Group. Jeff is currently responsible for managing various international equity index funds including SSgA’s flagship EAFE fund. He is also responsible for new product development and research. Jeff joined State Street in 1986 and held a number of positions in SSgA’s International Equity Operations Group. He has been working in the investment management field since 1986. Jeff holds a BA in Economics from Amherst College and an MBA from Bentley College.

Kala St. Pierre

Kala is a Principal at SSgA and a Principal at SSgA Funds. Kala is a Senior Portfolio Manager in SSgA’s Global Structured Products Group. She is responsible for managing both domestic and international equity index portfolios, including SSgA’s Daily MSCI EAFE Fund, as well as a variety of S&P 500, Russell 3000, ETF and hedged accounts. Additionally, Kala has been involved in various research and process improvement projects. She is also responsible for a number of client relationships within the Global Structured Products Group. Prior to joining SSgA, Kala worked in State Street Corporation’s Mutual Funds division in the US, as well as in Canada and Germany. She has been in the investment management field since she joined SSgA in 1995. Kala holds a BS degree in Accounting from Lehigh University and an MBA degree in

International Business from Bentley College. She is member of the CFA Institute and the Boston Security Analysts Society. Kala is currently a Level III candidate of the Chartered Financial Analyst Program.

U. S. Bond Market Series

John Kirby

John is a Principal of SSgA and a Principal at SSgA Funds. He is head of SSgA’s Fixed Income Index team. He has managed the product since 1999 and portfolios within the group since 1997. In addition to portfolio management, John’s responsibilities include risk management and product development. He has been working in the investment management field since 1983 and has more than 15 years of experience in the fixed income markets. Prior to joining SSgA in 1995, John was with Lowell Blake & Associates in Boston, where he was a Portfolio Manager, responsible for client relations and SSgA’s fixed income investments. Before this he was a portfolio manager/fixed income analyst with Shawmut Bank and asset/liability risk specialist at CambridgePort Savings. John holds a Bachelors Degree from Boston College and an MBA from the Sawyer School of Management at Suffolk University. He served as a member of a municipal retirement board for ten years and currently serves on the SSgA Fiduciary Advisory Committee and is a member of the Lehman Brothers Index Advisory Council.

Michael J. Brunell

Mike is a Principal of SSgA and a Principal at SSgA Funds. Mike is a member of the Passive Fixed Income portfolio management group. Previously, Mike was responsible for managing the U.S. Bond Operation group. He has been working in the investment management field since joining SSgA in 1997. Prior to joining the Fixed Income group, Mike spent 3 years in the Mutual Funds Custody division of State Street Corp working on the accounting side of various domestic and international equity and bond portfolios. Mike received a Bachelor of Science degree in Business Administration from Saint Michael’s College and an MSF from Boston College in May of 2004. He is also a CFA Level II candidate.

Accounts Managed by the Portfolio Managers. The table below identifies, for each portfolio manager of the funds and underlying series, the number of accounts managed and the total assets in such accounts, within each of the following categories: (a) registered investment companies, (b) other pooled investment vehicles, and (c) other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface.

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
AARP Conservative Fund
AARP Moderate Fund
AARP Aggressive Fund

Portfolio Management Team Compensation. The compensation of the Sub-Adviser’s investment professionals is based on a number of factors. The first factor considered is the external market. Through an extensive compensation survey process, the Sub-Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e., equity). The second factor taken into consideration is the size of the pool available for this compensation. The Sub-Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Sub-Adviser. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

Portfolio Management Conflicts of Interest. When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The Sub-Adviser has adopted policies and procedures designed to address potential material conflicts. For instance, portfolio managers within the Sub-Adviser are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Sub-Adviser and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Portfolio Management Team Fund Ownership. As of the date of this SAI, the funds had not yet commenced operations. As a result, the fund’s and underlying series’ portfolio managers did not own any equity securities in the funds.

Administration Services

Administrator. In addition to serving as the Adviser to the funds, AARP Financial Incorporated also serves as the Administrator to the funds and the underlying series. Under the Administration Agreements, the Administrator provides the funds with general administrative duties associated with the day-to-day operations of the funds, and monitors and coordinates the activities of the other service providers of the funds.

Administrator	AARP Financial Incorporated

Agreements	Administration Agreements between the Administrator and the trust, on behalf of the funds, and the underlying trust, on behalf of the underlying series, dated _____________, 2005 (“Administration Agreements”)

Fees	For the administrative services, the Administrator receives an annual fee accrued daily and payable following the last day of each month, equal to 0.035% of the funds’ average daily net assets and 0.035% of the underlying series’ average daily net assets.

The Administrator also provides fund accounting functions, including overseeing the computation of the funds’ net asset value, assists in the preparation of financial and tax reports, monitors and tests of portfolio compliance, and oversees and reviews the regulatory affairs and corporate governance of the funds. The Administrator shall perform such other services for the funds and the underlying series that are mutually agreed to by the parties from time to time, for which the they will pay such fees as may be mutually agreed upon, including the Administrator’s reasonable out-of-pocket expenses.

Sub-Administrator. Under the Sub-Administration Agreements, the Sub-Administrator is tasked with performing such duties as delegated to it by the Administrator.

Sub-Administrator	State Street Bank and Trust Company

Agreements	Sub-Administration Agreement between the Administrator and the Sub-Administrator, dated _____________, 2005 (“Sub-Administration Agreement”)

Fees	For the sub-administrative services, the Sub-Administrator receives an annual fee accrued daily and payable following the last day of each month, equal to 0.0175% of the funds’ average daily net assets and 0.0175% of the underlying series’ average daily net assets up to $6 billion, equal to .015% of the funds’ average daily net assets and .0015% of the underlying series’ average daily net assets from $6 billion to $8 billion, and equal to .012% of the funds’ average daily net assets and .012% of the underlying series’ average daily net assets in excess of $8 billion.

The duties undertaken by the Sub-Administrator include

•	providing fund accounting functions, including overseeing the computation of the funds’ net asset value;

•	assisting in the preparation of financial and tax reports;

•	ongoing monitoring and testing of portfolio compliance; and

•	oversight and review of regulatory affairs and corporate governance.

Fees are paid to the Sub-Administrator by the Administrator, as stated in the Sub-Administration Agreements.

Distribution Services

Distributor. Under the Distribution Agreement, the Distributor, as agent for the funds, sells shares of the funds on a continuous basis.

Distributor	ALPS Distributor, Inc.

Agreement	______________ Agreement between the Distributor and the trust, on behalf of the funds, dated _____________, 2005 (“Distribution Agreement”)

Fees	Paid pursuant to the Rule 12b-1 plan

The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the funds, although it is not obligated to sell any particular amount of shares. The Distributor is paid for its services that are designed to result in the sale of fund shares under the terms of a Distribution and Shareholder Services plan adopted pursuant to Rule 12b-1 under the Investment Company Act.

Distribution and Services Arrangements. The trust has adopted a Distribution and Shareholder Services Plan (“Rule 12b-1 Plan”) in accordance with Rule 12b-1 under the Investment Company Act with respect to the shares of the funds. Under the Rule 12b-1 Plan, the funds may use their assets to finance activities relating to the distribution of their shares and the provision of certain shareholder services. Under the terms of the Rule 12b-1 Plan, the funds may make payments of up to 0.20% annually of the value of average daily net assets of the shares of the funds for these services.

For each fund, any or all of the amounts set may be used to finance any activity that is primarily intended to result in the sale of the fund’s shares, including, but not limited to: (a) expenses relating to obtaining a license from AARP that will permit use of the “AARP” name as part of such fund’s name and provide the Distributor access to AARP’s membership list for the purpose of marketing shares; (b) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and media advertising; (c) the preparation, printing and distribution of prospectuses, statements of additional information, reports and any supplements thereto (other than prospectuses, statements of additional information, reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of the fund); (d) the preparation, printing and distribution of sales literature; (e) expenditures for sales and distribution support services, including processing new account applications; (f) preparation of information, analyses and opinions with respect to marketing and promotional activities; (g) travel, equipment, printing, delivery and mailing costs, overhead and other office expenses of the Distributor attributable to any distribution and/or sales support activities; (h) the costs of administering the Plan; (i) expenses of organizing and conducting sales seminars; and (j) retaining, compensating and paying reasonable expenses of employees, agents or sub-contractors of the Distributor to support distribution of the shares.

The Distributor has entered into a Trademark License Agreement with AARP, dated                     , 2005 to obtain use of the “AARP” name as part of funds’ names, for use of AARP’s intellectual property, and for use of AARP’s membership list for the purpose of marketing shares of the funds to the public. The Distributor uses a portion of the fees collected from the funds under the Rule 12b-1 Plan in the annual amount of 0.05% of the average daily net assets of the funds in this regard, which is paid to AARP on a tax free basis. These amounts are used for the general purposes of AARP and its members.

Services that may be provided pursuant to the Rule 12b-1 Plan include services that are permitted under the Conduct Rules of the National Association of Securities Dealers to be paid under a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, including personal services and/or the maintenance of shareholder accounts, as well as: (a) aggregating and processing purchase and redemption orders; (b) providing beneficial owners with statements showing their positions in the funds; (c) processing dividend payments; (d) providing sub-accounting services for fund shares held beneficially; (e) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updated prospectuses to beneficial owners; and (f) receiving, tabulating and transmitting proxies executed by beneficial owners

Under the terms of the Rule 12b-1 Plan, it continues from year to year with respect to each fund, provided its continuance is approved annually by votes cast in person at a meeting of the majority of both (a) the Board of Trustees of the trust with respect to the fund and (b) those trustees of the trust who are not “interested persons” of the fund (as defined in the Investment Company Act) and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to it (“Independent Plan Trustees”). The Rule 12b-1 Plan may not be amended with respect to any fund to increase materially the amount of the distribution and/or service fees and expenses unless such amendment is approved by a “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of such fund. No material amendment to the Rule 12b-1 Plan shall be made unless approved as described above with respect to the annual continuance of the Plan. The Rule 12b-1 Plan may be terminated at any time with respect to any fund by vote of a majority of the Independent Plan Trustees, or by the “vote of a majority of the outstanding voting securities” (as defined in the Investment Company Act) of such fund. As required by the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for such expenditures.

The Trustees have determined that the Rule 12b-1 Plan will benefit the funds and their shareholders by (a) permitting closer brand affiliation with AARP; and (b) permitting more efficient marketing of the funds to AARP members, with the related potential benefit of increased assets and the potential for economies of scale on other fund expenses.

As of the date of this SAI, no fees have been paid under the Plan because the funds have not yet commenced operations.

EXPENSES

The funds’ service providers bear all expenses in connection with the performance of their services and each fund bears the expenses incurred in its operations. Expenses paid by each fund include, but are not limited to:

•	fees paid to the Adviser, the Administrator, the Custodian and the Transfer Agent;

•	fees and expenses of officers and the Board;

•	taxes;

•	interest;

•	legal and auditing fees;

•	brokerage fees and commissions;

•	certain fees and expenses in registering and qualifying each fund and its shares for distribution under federal and state securities laws;

•	expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders;

•	the expense of reports to shareholders, shareholders’ meetings and proxy solicitations;

•	fidelity bond and directors’ and officers’ liability insurance premiums;

•	the expense of using independent pricing services; and

•	other expenses that are not assumed by the Adviser or Administrator.

Any general expenses of the trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of the trust by or under the direction of the Board. The Board determines how to apportion those expenses in a fair and equitable manner. The Adviser and the Administrator may voluntarily waive all or a portion of their fees and reimburse certain fund expenses from time to time.

PORTFOLIO MATTERS

Proxy Voting Policies. As a general matter, the Board has delegated to the advisers responsibility for voting the proxies of the companies held in the funds according to guidelines established by the Board. These policies and procedures seek to use proxy voting as a tool to promote positive returns for long-term shareholders. The foundation of the proxy policies and procedures is that public companies that follow sound corporate governance practices which are responsive to shareholders will in the long run produce better investment returns than companies that do not follow such practices.

The advisers are responsible for reviewing and voting each proxy. In analyzing a proposal, the advisers will utilize various sources of information to enhance their ability to evaluate the proposal. These sources may include third-party proxy advisory firms, various corporate governance publications and the managers of the underlying series. Based on the appropriate guidelines established by the Board, the advisers will vote in a manner consistent with the interest of each funds’ shareholders. There will be proposals that relate to issues that are not addressed in the guidelines established by the Board. When this happens, the advisers will seek guidance from the Board on how to vote on those proxy proposals.

The adviser believe that it will be able to vote proxies without material conflicts of interest. If a conflict of interest arises that involves an individual, that individual will be recused from all decisions regarding the voting of the proxy in question. If the conflict involves an adviser or one of its affiliates and is not otherwise addressed in the guidelines approved by the Board, the advisers will seek guidance from the Board as to how to vote these proxies. All identified conflicts will be documented and retained as part of the voting record. A report of proxies voted for the funds is made quarterly to the funds’ Board and/or Governance Committee.

No later than August 31st of each year, the funds will be required to file with the SEC their proxy voting record for the 12-month period ending June 30 on Form N-PX. After June 30, 2006, an annual record of all proxy votes cast for the funds during the most recent 12 months or since the inception of the funds can be obtained without charge on the SEC’s website at www.sec.gov. The most recent Form N-PX will also be available without charge, upon request, by calling (999) 999-999 or visiting www.aarpfunds.com.

The guidelines established by the Board can be found on the AARP Funds website, www.aarpfunds.com. The guidelines will be reviewed and revised periodically as required by current issues, concerns, and legislation.

Code of Ethics. The Adviser, Sub-Adviser, Distributor, the trust and the underlying trust have each adopted a code of ethics under Rule 17j-1 of the Investment Company Act. The trust’s and the underlying trust’s codes of ethics, by relying on the codes of the underlying service providers, permits personnel of the above-named service providers or officers of the funds, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the funds or the underlying series. Under the relevant code of ethics, all employees or officers who are deemed to be access persons must pre-clear personal securities transactions. Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the funds’ and underlying series’ service providers or officers. In addition, the Adviser’s and Sub-Adviser’s codes of ethics establish standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others. There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

Portfolio Transactions and Brokerage. Under the general supervision of the Board, the Adviser or the Sub-Adviser make investment decisions for each of the funds and underlying series and oversee the placement of orders.

Each fund invests all of its assets in the underlying series. Shares of the underlying series are purchased or redeemed each day depending on the number of shares of the funds purchased or redeemed on that day. Shares of the underlying series are available for purchase by the funds at their net asset value (“NAV”) without any sales charges, transaction fees, or brokerage commissions being charged.

However, each underlying series invests in securities that are purchased and sold in transactions with brokers or dealers that may charge a commission. Because the transaction costs associated with these transactions and brokerage practices are indirectly borne by the funds, a discussion of those practices is included below.

The Adviser or the Sub-Adviser selects broker-dealers to execute transactions on behalf of each of the underlying series using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser or the Sub-Adviser considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Adviser or the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the underlying series will not necessarily pay the lowest spread or commission available.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Adviser or the Sub-Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) provided to the underlying series and/or other accounts over which the Adviser, Sub-Adviser or their affiliates exercise investment discretion. The Adviser (or Sub-Adviser) may cause the underlying series to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser (or Sub-Adviser) determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser (or Sub-Adviser) to the underlying series. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the funds should understand that the services provided by such brokers may be useful to the Adviser (or Sub-Adviser) in connection with the Adviser’s (or Sub-Adviser’s) services to other clients.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser (or Sub-Adviser) and does not reduce the advisory fees payable to the Adviser by the underlying series. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, an underlying series may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Adviser (or Sub-Adviser) will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

Each of the underlying series may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. An underlying series will engage in this practice, however, only when the Adviser (or Sub-adviser) believes such practice to be in the underlying series’ best interests.

Investment decisions for each underlying series and for other investment accounts managed by the Adviser and Sub-Adviser are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of an underlying series and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Adviser (or Sub-Adviser) believes to be equitable to each such account. Although the Adviser and Sub-Adviser seek the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the underlying series or the size of the position obtained or sold by the underlying series. To the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for the underlying series with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

The underlying series will not purchase any securities while the Adviser or Sub-Adviser or any affiliated person (as defined in the Investment Company Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Board, in accordance with Rule 10f-3 under the Investment Company Act.

Under the Investment Company Act, the Adviser, Sub-Adviser, the Distributor and their affiliates are prohibited from dealing with the underlying series as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Information on brokerage commissions paid by the underlying series and their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) is not provided because the underlying series have not commenced operations prior to the date of this SAI.

Turnover Rate. The turnover rate of each fund is calculated by dividing the lesser of the fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the fund during the year.

Information on the turnover rate of each of the funds is not provided because the funds had not commenced operations prior to the date of this SAI. Significant changes in turnover rates from year to year are primarily due to varying levels of purchase and redemption activity in a funds’ shares in order to rebalance the funds.

Disclosure of Portfolio Holdings. Each fund views material non-public information as sensitive and as such limits the dissemination of such information to recipients who have a duty of confidentiality regarding such information or situations that comply with the guidelines regarding the disclosure of portfolio holdings established by the Board.

Material non-public holdings information may be provided as part of the normal operations of each fund or underlying series to the following entities which, by explicit agreement or by virtue of their respective duties to the fund and/or the underlying series, are required to maintain the confidentiality of the information disclosed: auditors, sub-advisers, broker-dealers in connection with the purchase or sale of securities or derivatives or requests for price quotations or bids, custodians, securities lending agents, counsel to the funds or to the independent trustees, regulatory authorities, authorized entities as required by law including but not limited to bankruptcy laws, financial printers, pricing information vendors, third party providers of analytical or statistical services, various service providers to the funds and/or the underlying series, stock exchanges and other listing organizations, consultants, and third party proxy voting services.

Each fund or underlying series may choose to disclose to an issuer the number of shares of the issuer that the underlying series is holding.

The frequency that complete or partial portfolio holdings information may be disclosed to a service provider, and the length of the time lag, if any, between the date of the information and the date of disclosure, will be determined based on the facts and circumstances of the information to be disclosed, the risk of harm to the underlying series or to the funds and their shareholders, and the legitimate business purposes that would be served by the disclosure. Disclosure must be authorized by a trust officer. As the funds and underlying series are new, there are no existing and/or ongoing relationships.

Calculation of Net Asset Value. The prospectus discusses the method the funds use to calculate their net asset value per share and the time when such calculations are made. Included below is a description of the procedures used by the underlying series in valuing their assets. Equity securities traded on a national securities exchange, except for securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market, are valued at the last sale price. If there were no sales of such securities on the date of valuation, but where closing bid and asked prices for such day are available, then such securities may be valued, subject to approval by the underlying trust’s pricing committee, which is made up of officers of the trust and employees of the Adviser as designated from time to time by management of the Adviser and ratified by the Board, at the mean between the most recently quoted bid and asked prices. Equity securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price (“NOCP”). The NOCP will be calculated at 4:00:02 p.m. Eastern time on each business day as follows: (a) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (b) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the evaluated bid prices.

In the event that market quotations, as described above, are not readily available for any security, the security may be valued using pricing services or broker-dealer quotations. Each of the underlying series may employ pricing services selected by the Adviser or Sub-Adviser, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. If a pricing service cannot provide a valuation for the security, the security may be valued by using quotations from a broker-dealer selected by the Adviser or Sub-Adviser, as applicable.

Where no last sales price is available for a Depositary Receipt (defined to include an ADR, GDR, EDR or NYR) on the exchange or market where it is principally traded, the Depositary Receipt will be valued at the mean between the most recently quoted bid and asked prices of its underlying security on the valuation date, multiplied by (a) the relevant exchange rate and (b) the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued at the closing sales price of its underlying security on the security’s principal foreign exchange, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security.

Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security’s principal exchange or market, except for less actively-traded securities trading on the London Stock Exchange, generally referred to as “Non-SETS” traded securities the closing price will be the mid-price between the bid and ask prices. All other securities traded on the London Stock Exchange are valued at the last quoted sales price or other closing price determined by the London Stock Exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the prevailing exchange rate at the close of the London Stock Exchange.

Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed, but prior to the calculation of the relevant underlying series’ net asset value that is likely to materially affect the value of any foreign security held by the underlying series (i.e., a “significant event”), the security will be valued by the underlying trust’s pricing committee, using pricing procedures that have been approved by the Board in order to determine the security’s fair value. The procedures require the pricing committee to meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected underlying series’ portfolio management team will not serve on the pricing committee in a voting capacity with respect to any pricing determination for that underlying series. The pricing committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The pricing committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two voting members of the pricing committee are required to approve a valuation determination or procedural change. However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the pricing committee may act on behalf of the full pricing committee when the other members are not readily available to participate in the determination before the applicable deadline.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by an underlying series include governmental actions, natural disasters, and armed conflicts.

In addition to fair valuations made by the pricing committee with respect to significant events, restricted and illiquid securities and securities and assets for which a current market price is not readily available will be valued by the pricing committee at their fair value pursuant to pricing procedures adopted by the Board of Trustees.

Minutes of all pricing committee meetings are provided to the Board at its next regularly scheduled Board meeting. The pricing committee, in its discretion, may request the Board’s input on any particular issue.

All cash, receivables and current payables are carried on each underlying series’ books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

Purchases. As described in the prospectus, shares of the funds may be purchased in a number of different ways. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary. The funds have authorized one or more financial service institutions to receive on their behalf purchase orders. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive purchase orders on behalf of the funds. To the extent permitted by law, a fund will be deemed to have received a purchase order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at a fund’s net asset value next computed after they are received by an authorized financial services institution or its authorized designee.

In-Kind Purchases. Payment for shares of a fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such fund as described in the prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a fund will require, among other things, that the securities (a) meet the investment objectives and policies of such fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by such fund and that such fund receives satisfactory assurance that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to such fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the funds at (999) 999-9999 for more information.

Investment Minimums. All initial fund purchases are subject to the per-fund investment minimums stated in the prospectus.

Redemptions. The redemption price for fund shares is the net asset value next determined after receipt of the redemption request in proper form. Redemption proceeds are paid in cash.

The funds have authorized one or more financial service institutions to receive redemption orders on their behalf. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the funds. To the extent permitted by law, the funds will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the applicable fund’s net asset value next computed after they are received by an authorized financial services institution or its authorized designee.

Involuntary Redemptions. A fund may involuntarily redeem any account if its value falls below the investment minimum for the account. A notice of redemption, sent by first-class mail to the investor’s address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to the required level. A fund may also redeem an account involuntarily if it otherwise appears appropriate to do so in light of the fund’s responsibilities under the Investment Company Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the fund is unable to verify the account holder’s identity. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

Other Purchase and Redemption Information. Each of the funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the funds may also suspend or postpone the recording of the transfer of its shares.

In addition, each of the funds may compel the redemption of, reject any order for, or refuse to give effect on the fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the fund may request.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the funds’ shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and this SAI. An investor’s broker will provide them with specific information about any processing or service fees they will be charged.

MORE ABOUT INVESTMENTS OF THE UNDERLYING SERIES

Each fund is a diversified mutual fund that invests all of its assets in shares of the underlying series, which in turn, invest in a variety of securities. Additional information regarding the characteristics of certain of the underlying series’ investments and the risks associated with those investments is discussed below. Each fund’s investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of a fund’s outstanding shares. All other investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board without the authorization of the fund’s shareholders. There can be no assurance that the funds will achieve their objectives or goals.

The Underlying Series

Currently there are three underlying series in the underlying trust. The investment objective and principal investment strategies of each underlying series are set out below.

The U.S. Stock Market Series seeks to produce the returns provided by the MSCI U.S. Investable Market 2500 Index as closely as possible, before deduction of expenses of the underlying series.

The International Stock Market Series seeks to produce the returns provided by the MSCI EAFE Index as closely as possible, before deduction of expenses of the underlying series.

The U.S. Bond Market Series seeks to produce the returns provided by the Lehman Brothers Aggregate Bond Index, before deduction of expenses of the underlying series, by investing in a well-diversified portfolio that is representative of the domestic investment grade bond market.

To the extent consistent with its investment objective and restrictions (set forth near the end of the text that follows), each underlying series may invest in the following instruments and use the following techniques. Note that while the instruments and techniques are divided into Cash, Stocks, Bonds and Derivatives many belong in multiple categories. Be sure to read all the information as each fund can hold all the instruments and use all the techniques as each fund invests in all of the underlying series.

Cash

Temporary Defensive Position. During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, an underlying series may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

Cash Sweep Program. Each underlying series may participate in a Cash Sweep Program. In the Cash Sweep Program, uninvested cash balances are used to purchase shares of money market funds. The Cash

Sweep Program reduces the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short term obligations, while providing high current money market rates of return, ready liquidity and increased diversity of holdings.

Local Currency. Each underlying series may invest excess cash positions in local currencies (non-U.S. currencies) to more closely approximate benchmark performance. Investing directly in local currency also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment or payment of interest.

Cash Reserves. Each underlying series may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (a) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (b) other short-term debt securities rated at the time of purchase Aa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or AA or higher by Standard & Poor’s Rating Group (“S&P”) or, if unrated, of comparable quality in the opinion of the Adviser, or Sub-Adviser, as applicable; (c) commercial paper; (d) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (e) repurchase agreements. At the time an underlying series invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser, or Sub-Adviser, as applicable.

Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“YCDs”). Each fund may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Repurchase Agreements. Each underlying series may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the underlying series receives securities as collateral. Under a repurchase agreement, the underlying series purchases securities from a financial institution that agrees to repurchase the securities at the underlying series’ original purchase price plus interest within a specified time (normally one business day). The underlying series will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser or Sub-Adviser, as applicable, considers satisfactory. Should the counterparty to a transaction fail financially, the underlying series may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the underlying series.

Reverse Repurchase Agreements. The underlying series may enter into reverse repurchase agreements. In substance, a reverse repurchase agreement is a borrowing for which the underlying series provides securities as collateral. Under a reverse repurchase agreement, the underlying series sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. An underlying series retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Cash or liquid high-quality debt obligations equal in value to the repurchase price including any accrued interest will be segregated by the underlying series’ custodian on the underlying series’ records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by an underlying series may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect an underlying series’ ability to reacquire the underlying securities.

Section 4(2) Commercial Paper. Each underlying series may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the underlying series through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to an underlying series’ percentage limitations on illiquid securities when the Adviser or Sub-Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

Variable Amount Master Demand Notes. The underlying series may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Foreign Currency Exchange Contracts. Each underlying series may invest in foreign currency exchange contracts. The underlying series have the authority to deal in forward foreign currency exchange contracts (including those involving the U.S. dollar). This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. An underlying series’ dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security or with respect to its portfolio positions generally.

Stocks

Foreign Securities. Each underlying series may invest in securities of foreign issuers. Investments in foreign securities involve risks of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies.

Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

The value of the foreign securities held by the underlying series may be significantly affected by changes in currency exchange rates. Each underlying series endeavors to buy and sell foreign currencies on favorable terms. Price spreads on currency exchange (to cover service charges) may be incurred, particularly when an underlying series changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Each underlying series may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Of course, there can be no assurance of current income because issuers may default on their obligations. And there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of this conversion feature, the underlying series considers some convertible securities to be equity securities.

The price of a convertible security will fluctuate in some relationship to changes in the price of the underlying asset. A convertible security is subject to risks in relation to the activities of the issuer and general market and economic conditions. The income payments typically paid on a convertible security may cushion the security against declines in the price of the underlying asset. However, the income stream from these payments causes fluctuations based on changes in interest rates and the credit quality of the issuer. Normally, the value of a convertible security is a function of its yield in comparison with yields of the other securities of comparable maturity and quality that do not have a conversion privilege and its market value worth if converted or exchanged into the underlying common stock.

The convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the underlying series is called for redemption, the underlying series will be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. The underlying series typically invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option or convert unless the security is called or conversion is forced.

Restricted and Illiquid Securities. Each underlying series may invest in restricted or illiquid securities, including Rule 144A securities. Rule 144A securities are securities that are privately place with and traded among qualified investors rather than the general public. Although Rule 144A securities are considered restricted securities, they may not necessarily be illiquid. Each underlying series will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Other Investment Company Shares. Each underlying series may, to the extent permitted under the Investment Company Act and exemptive rules and orders, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the underlying series’. As a matter of non-fundamental policy, the underlying series may not acquire any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

REITs. Each underlying series may invest in real estate investment trusts (“REITs”). Equity REITs are defined as REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate and their value depends upon that of the underlying properties. Mortgage REITs are defined as REITs with 75% or more of their gross invested in book assets invested directly or indirectly in mortgages. Mortgage REITs make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Hybrid REITs are defined as not meeting the equity or mortgage tests. The values of REITs are also affected by management skill, cash flow, and tax and regulatory requirements.

Lending of Fund Securities. Each underlying series has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by an underlying series. An underlying series would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. An underlying series would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, an underlying series could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the underlying series seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Forward Commitments. Each underlying series may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by an underlying series of a dollar amount sufficient to make payment for the securities to be purchased will be segregated on an underlying series’ records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the underlying series to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

Exchange Traded Funds. Each underlying series may purchase shares of exchange-traded funds, “ETFs.” Typically, an underlying series would purchase shares to obtain exposure to all or a portion of the stock or bond market. ETFs are generally baskets of securities that either replicates or samples an index or a portion of an index. Most ETFs are investment companies and are therefore subject to the same limitations on and the same risks as an underlying series investing in other investment company shares. The price of an ETF can fluctuate over a wide range, and an underlying series could lose money if the value of the basket of securities owned by the ETF goes down. ETFs have additional risks to investment companies: the market price of the ETF’s shares may trade at a discount to their net asset value, and active trading market for the ETF’s shares may not develop enough to ensure liquidity, and the ETF may be subject to stock exchange activity such as de-listing and halting of trading activity.

Bonds

Investment-Grade Bonds. Each underlying series may invest in corporate notes and bonds that are rated investment-grade by a Nationally Recognized Statistical Rating Organization or, if unrated, are determined by the Adviser or Sub-Adviser, as applicable to be of comparable quality. Investment-grade securities include securities rated Baa by Moody’s or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics. A description of the applicable credit ratings is set forth in Appendix A to this SAI.

Corporate Bonds. Corporate bonds are debt securities issued by corporations whose value may fluctuate based on changes in interest rates and the credit quality of the issuer. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.

Variable and Floating Rate Securities. Each underlying series may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Mortgage-Backed and Mortgage-Related Securities. Each underlying series may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Commercial Mortgage-Backed Securities. CMBS are securities created from a pool of commercial mortgage loans. Interest and principal payments from these loans are passed on to the investor according to a particular payment scheme. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the particular deal structure. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing from the underlying asset. Classes could include floating interest rates or a scheduled amortization of principal. The individual class is primarily rated based on the degree of seniority or subordination within the entire deal structures. The value of these securities may change because of actual or perceived changes in the creditworthiness of any of the participants in the underlying pool of commercial mortgages including the individual borrowers, their tenants, servicing agent, and the real estate itself.

GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

FHLMC Mortgage Participation Certificates (“Freddie Macs”). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Mortgage-Backed Security Rolls. Each underlying series may enter into “forward roll” transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the underlying series will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty’s ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as the underlying series’ repurchase agreement counterparties. Second, the security that is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same original stated term to maturity, be priced to result in similar market yields and must be “good delivery.” Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

U.S. Government Securities. Each underlying series may purchase U.S. Government securities. The types of U.S. Government obligations in which each underlying series may at times invest include: (a) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (b) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (1) the full faith and credit of the U.S. Treasury, (2) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (3) discretionary authority of the U.S. Government agency or instrumentality, or (4) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities other than as set forth above, since it is not obligated to do so by law.

When-Issued Securities. Each underlying series may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the underlying series until settlement takes place. The underlying series segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the underlying series’ records on a daily basis so that the market value of the account will equal the amount of such commitments by the underlying series. When entering into a when-issued transaction, the underlying series will rely on the other party to consummate the transaction; if the other party fails to do so, the underlying series may be disadvantaged.

Securities purchased on a when-issued basis and held by an underlying series are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income an underlying series remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in the underlying series’ NAV.

When payment for when-issued securities is due, an underlying series will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the underlying series’ payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

TBAs. Each underlying series may invest in TBAs (to be announced) contracts which are contracts to buy or sell mortgage backed securities which will be delivered at agreed-upon dates in the future. TBAs involve risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Zero Coupon Securities. Each underlying series may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (a) do not pay current interest and are issued at a substantial discount from par value; (b) have been stripped of their unmatured interest coupons and receipts; or (c) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), the underlying series must distribute at least 90% of their net investment income, including the original issue discount accrued on zero coupon bonds. Because the underlying series will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the underlying series may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the underlying series. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the underlying series to sell such securities at such time.

The underlying series may invest in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Derivatives

A derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Some derivative structures are index or structured securities whose value or performance is linked to other equity securities, currencies, interest rates, indices or other financial indicators. Some derivatives securities, such as mortgage-related and other asset-backed securities, are fundamentally like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are many types of derivatives and multiple ways to use them in each underlying series. For example, futures and options are commonly used for hedging purposes to attempt to protect the underlying series from the exposure to changing interest rates, securities prices, or currency exchange rates. They can also be used as a relatively low cost method of gaining exposure to a particular securities market without investing directing in those securities.

There are risks associated with investing in derivative securities. These risks include the possibility that there may be no liquid secondary market, or that the exchange may limit price fluctuations, that the underlying security, interest rate, market index or other financial asset will not move in the direction anticipated, the risk that the counterparty may not perform its obligations, or that the adverse price movements can result in a loss substantially greater than each underlying series’ initial investment.

American Depositary Receipts and European Depositary Receipts. Each underlying series may purchase American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) of foreign corporations. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are issued by European financial institutions for trading primarily in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or un-sponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In un-sponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and un-sponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying un-sponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities.

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. However, by investing in ADRs rather than directly in a foreign issuer’s stock, an underlying series can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the U.S. for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of an underlying series’ investment policies, the underlying series’ investments in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers to which they relate.

Asset-Backed Securities. Each underlying series may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by an underlying series has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the underlying series may experience loss or delay in receiving payment and a decrease in the value of the security.

Treasury Inflation-Protection Securities. Each underlying series may invest in Inflation –Protection Securities (“IPS”), a type of inflation-indexed Treasury security. IPS provide for semiannual payments of interest and payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and payment date based on the Consumer Price Index for All Urban Consumers. Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation. IPS also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation adjusted principal amount for the maturity date is less than the security’s principal amount at issuance. The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation adjusted principal amount for the maturity date.

Options on Securities and Securities Indices. Each underlying series may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The underlying series may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Swap Agreements. Swap agreements are two party contracts entered into primarily for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (of the difference in rates of return) earned or realized on particular predetermined investments or instruments, which may then be adjusted for an interest factor. The gross returns to be swapped between the two parties are generally calculated with respect to a notional amount. This notional amount is the return or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. Forms of swap agreements include, for example:

•	Interest Rate Swaps. Interest rate swaps involve the exchange by an underlying series with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. Each underlying series expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. Each underlying series intends to use these transactions as a hedge and not as a speculative investment.

•

Credit Default Swaps. Credit default swaps enable an underlying series to buy or sell protection against a credit swap agreements to hedge an existing position by purchasing or selling credit protection.

Each underlying series would use the swap to buy or sell protection against a credit even of a specific issuer or basket of securities. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market. Credit default swaps could result in losses if the underlying series does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

•	Total Return Swaps. Each underlying series may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to an underlying series than if the underlying series had invested directly in an instrument that yielded that desired return. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the underlying series.

Each underlying series’ return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The underlying series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser or Sub-Adviser, as applicable, will cause an underlying series to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the underlying series’ repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated.

Futures Contracts and Options on Futures. Each underlying series may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts. A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, an underlying series is required to deposit an initial margin with the custodian for the underlying series, for the benefit of the futures broker. The initial margin serves as a “good faith” deposit that an underlying series will honor its futures commitments. Subsequent payments (called “variation margin”) to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. No underlying series will commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Investment Limitations

Each fund and each underlying series is subject to the investment limitations enumerated in this section, which may be changed with respect to the fund or underlying series only by a vote of the holders of a “majority of the outstanding voting securities” of the fund or underlying series. For this purpose, a majority of the outstanding voting securities of a fund or underlying series means (a) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (b) of more than 50% of the outstanding voting securities of such company, whichever is less. As a matter of fundamental policy, each fund and each underlying series:

1.	May not issue any senior security, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the fund or underlying series to: (a) enter into commitments to purchase securities in accordance with the fund’s or underlying series’ investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (b) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (c) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the Securities Act of 1933 (“1933 Act”), except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the fund or underlying series may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the fund or underlying series to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the fund or underlying series may, among other things: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the fund or underlying series as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the fund or underlying series may, among other things: (a) enter into repurchase agreements, (b) lend portfolio securities; and (c) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.	May not “concentrate” its investments in a particular industry, except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the fund’s or underlying series’ investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a fund’s or underlying series’ investments will not constitute a violation of such limitation, except that any borrowing by a fund or underlying series that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act (currently three days). In addition, if a fund’s or underlying series’ holdings of illiquid securities exceed 15% because of changes in the value of the fund’s or underlying series’ investments, the fund or underlying series will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the fund or underlying series. Otherwise, a fund or underlying series may continue to hold a security even though it causes the fund or underlying series to exceed a percentage limitation because of fluctuation in the value of the fund’s or underlying series’ assets.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the funds and their shareholders that are not described in the funds’ prospectus. No attempt is made to present a detailed explanation of the tax treatment of the funds or their shareholders, and the discussion here and in the applicable prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General. Each fund intends to elect and qualify annually to be taxed as a RIC under Subchapter M of the Internal Revenue Code. As a RIC, each fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, each fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

At the close of each quarter of its taxable year, at least 50% of the value of each fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such fund controls and which are engaged in the same or similar trade or business.

Distributions of net investment income received by a fund from investments in debt securities and any net realized short-term capital gains distributed by a fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

Each fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. Each of the funds expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations.

In the case of corporate shareholders, distributions of a fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by such fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains. The tax law also provides for “qualified dividend income” to be taxed to non-corporate shareholders at individual long-term capital gain rates to the extent the funds receive qualified dividend income. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. The funds generally can pass the tax treatment of qualified dividend income they receive through to fund shareholders. For the funds to receive qualified dividend income, the funds must meet certain holding period requirements (typically more than 60 days) for the stock on which the otherwise qualified dividend is paid. In addition, the funds cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the more than 60-day holding period requirements, generally apply to each shareholder’s investment in the applicable fund. The provisions of the Internal Revenue Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2008. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise. Distributions from the funds attributable to investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment company are not treated as “qualified foreign corporations.” The rate reductions do not apply to corporate taxpayers or to foreign shareholders. The funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by a fund that would be eligible for the lower maximum rate. Further, because many companies in which the funds invest do not pay significant dividends on their stock, the funds may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

If for any taxable year a fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the each of the funds each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (c) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the fund in October, November or December with a record date in such a month and paid by the fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (c) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption or sale of shares of a fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Any such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (a) the shareholder incurs a sales charge in acquiring the shares of a fund, (b) the shares are disposed of before the 91st day after the date on which they were acquired, and (c) the shareholder subsequently acquires the shares of the same or another fund and the otherwise applicable sales charge is reduced under a “reinvestment right” received upon the initial purchase of RIC shares. The term “reinvestment right” means any right to acquire shares of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of a fund’s shares.

Although each fund expects to qualify as a “RIC” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each fund may be subject to the tax laws of such states or localities.

Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to a fund. If a fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a fund is exercised, thereby requiring the fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by a fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a fund which is taxed as ordinary income when distributed to shareholders.

Each of the funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

The diversification requirements applicable to a fund’s assets may limit the extent to which the fund will be able to engage in transactions in options, futures or forward contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” instead to be taxed at the rate of the tax applicable to ordinary income.

Constructive Sales. IRS rules may affect the timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a fund enters into certain transactions in property while holding substantially identical property, the fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures, and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. Each of the funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a fund receives a so-called “excess distribution” with respect to PFIC shares, the fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the fund held the PFIC shares. Each fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Each of the funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

State, Local and Foreign Taxes. Income received by a fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. fund shareholders may be subject to state, local and foreign taxes on their fund distributions. In many states, fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation.

Other Taxation. Distributions by the funds and dispositions of fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.

Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in the fund and particular questions of federal, state and local taxation.

MORE ABOUT THE TRUST

The trust is a Delaware statutory trust. Under the Declaration of Trust, the beneficial interest in the trust may be divided into one or more series and the series may be divided into one or more classes. The trust’s Declaration of Trust authorizes the Board to establish, designate, redesignate, classify, reclassify and change in any manner any authorized but unissued shares of the trust by setting or changing, in any one or more respects, their preferences, conversion or other rights, voting powers, duties, privileges and business purpose. Pursuant to such authority, the trust’s Board has authorized the issuance of an unlimited number of shares of beneficial interest of the trust, representing interests in the fund.

In the event of a liquidation or dissolution of the trust or an individual fund, shareholders of a particular fund would be entitled to receive the assets available for distribution belonging to such fund, and a proportionate distribution, based upon the relative net asset values of the fund and, other funds, of any general assets not belonging to any particular fund which are available for distribution. Upon liquidation, shareholders of such fund are entitled to participate in the net distributable assets of the particular fund involved based on the number of shares of the fund that are held by each shareholder.

Holders of all outstanding shares of the funds will vote together in the aggregate and on all matters. Further, shareholders of all of the funds, as well as those of any other investment portfolio now or hereafter offered by the trust, will vote together in the aggregate and not separately on the fund-by-fund basis, except as otherwise required by law or when permitted by the Board.

Shares of the trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the trust’s outstanding shares (irrespective of class) may elect all of the trustees. Shares of the fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the prospectus and SAI, shares will be fully paid and non-assessable by the trust.

Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of the trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The trust’s Declaration of Trust, as amended, authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to: (a) divide the beneficial interest in each series or class thereof into shares, with or without par value as the Trustees shall determine; (b) issue shares without limitation as to number (including fractional shares) to such Persons and for such amount and type of consideration, subject to any restriction set forth in the By-Laws, including cash or securities, at such time or times and on such terms as the Trustees may deem appropriate; (c) establish, designate, redesignate, classify, reclassify and change in any manner any series or class thereof and fix such preferences, voting powers, rights, duties and privileges and business purpose of each series or class thereof as the Trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing series or class thereof and may be limited to specified property or obligations of the trust or profits and losses associated with specified property or obligations of the trust; provided, however, that the Trustees may not reclassify or change any outstanding shares in a manner materially adverse to shareholders of such shares, without obtaining the authorization or vote of the series or class of shareholders that would be materially adversely affected; (d) divide or combine the shares of any series or class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the shares of such series or class thereof in the assets held with respect to that series or class; (e) issue shares to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses; (f) change the name of any series or class thereof; (g) dissolve and terminate any one or more series or classes thereof; and (h) take such other action with respect to the shares as the Trustees may deem desirable. However, the exercise of such authority may be subject to certain restrictions under the Investment Company Act. The Board may authorize the termination of any series or class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by the trust’s Declaration of Trust, one-third (33-1/3%) of the outstanding shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more fund is to vote separate from any other fund(s), one-third (33-1/3%) of the outstanding shares of each such fund entitled to vote shall constitute a quorum at a shareholders’ meeting of that fund. Except when a larger vote is required by any provision of the trust’s Declaration of Trust, the trust’s By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the shares voted shall decide any questions, including the election of Trustees, provided that where any provision of law or of the trust’s Declaration of Trust requires that the holders of any fund shall vote as a whole, then a majority of the outstanding shares of that fund voted on the matter shall decide that matter insofar as that fund is concerned. In any vote submitted to shareholders of a fund, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

Trustee Liability. The Declaration of Trust provides that all persons having any claim against the Trustees of the trust shall look solely to the trust property for payment; that no Trustee of the trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the trust; and that no Trustee of the trust shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of the Trustee’s duties. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by the Trustee in connection with the defense or disposition of any proceeding in which the trustee may be involved or with which the Trustee may be threatened by reason of being or having been a Trustee. The trust will indemnify officers, representatives, and employees of the trust to the same extent that Trustees are entitled to indemnification.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the funds and serves as counsel to the funds and the independent trustees.

Independent Registered Public Accounting Firm. [ACCOUNTANT NAME], [ADDRESS], serves as the independent registered public accounting firm for the trust.

Control Persons and Principal Holders of Securities. The funds were not open for investment prior to the date of this SAI and therefore, at that time, no person owned of record or was known by the funds to own beneficially 5% or more of any class of the funds. At the time that the funds will open for investment, seed capital will be invested by persons or entities to launch the funds. The trust will file an audit of such seed capital by pre-effective amendment.

Registration Statement. This SAI and each fund’s prospectus do not contain all the information included in the trust’s registration statement filed with the SEC under the 1933 Act with respect to each fund and securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in each fund’s prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the trust’s registration statement, each such statement being qualified in all respects by such reference.

Annual Fund Operating Expenses. Unless otherwise noted, a funds’ expense ratio, identified as “Annual Fund Operating Expenses” in the prospectus expense tables, reflects a fund’s estimated actual operating expenses for the current fiscal year as a percentage of such fund’s average net assets for the year. Because the percentage is based on a fund’s “average” net assets over a period of one year which has been estimated since such fund has no historical information as of the date of this SAI, it does not identify what the expense ratio would be at asset levels that differ from the estimated average, and the estimated average may not accurately reflect the actual average net assets of such fund. Asset levels that are substantially higher or lower than the estimated average may result in substantially lower or higher expense ratios. A fund, with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include, among others, transfer agency, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

There is no financial information for the funds since the funds had not yet commenced operations prior to the date of this SAI.

[seed capital audit to be included by pre-effective amendment]

APPENDIX A - RATINGS

Rated Investments

Corporate Bonds

From Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor’s Corporation(“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business or economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Certificate of Trust made as of October 3, 2005

	(2)	Declaration of Trust made as of October 3, 2005

(b)		Bylaws dated October 3, 2005

(c)		See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws made as of October 3, 2005. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of Retirement Readiness Funds dated October 3, 2005.

(d)	(1)	Form of Investment Advisory Agreement with AARP Financial Incorporated (i)

	(2)	Form of Investment Sub-Advisory Agreement with SSgA Funds Management Inc.(i).

(e)		Form of Distribution Agreement with ALPS Distributors, Inc. (i).

(f)		Not Applicable

(g)		Form of Custodian Agreement with State Street Bank and Trust Company (i).

(h)	(1)	Form of Administration Agreement with AARP Financial Incorporated (i)

	(2)	Form of Sub-Administration Agreement with State Street Bank and Trust Company (i)

	(3)	Form of Transfer Agent Agreement with State Street Bank and Trust Company (i)

(i)		Opinion and Consent of Counsel (i).

(j)		Consent of Independent Registered Public Accounting Firm (i).

(k)		Not Applicable

(l)		Form of Subscription/Purchase Agreement(s) with AARP Services Inc. (i)

(m)		Form of Distribution and Service Plan (i)

(n)		Not applicable.

(o)		Reserved.

(p)	(1)	Retirement Readiness Funds’ Code of Ethics (i).

	(2)	Code of Ethics of AARP Financial Incorporated (i)

	(3)	Code of Ethics of SSgA Funds Management Inc. (i)

	(4)	Code of ethics of ALPS Distributors, Inc. (i)

(i)	To be filed by amendment.

Item 24.	Persons Controlled by or Under Common Control with the Fund

The AARP Aggressive Fund, the AARP Moderate Fund and the AARP Conservative Fund (together the “Funds”) were not open for investment prior to the date of this Part C filing and therefore, at that time, no person owned of record or was known by the Funds to own beneficially 5% or more of any class of the Funds. At the time that the Funds will open for investment, seed capital will be invested by persons or entities to launch the Funds. The Trust will file an audit of such seed capital by pre-affective amendment.

Item 25.	Indemnification

The Registrant’s Declaration of Trust made as of October 3, 2005, Article VII, Section 3, provides as follows:

(a) Subject to the exceptions and limitations contained in the By-Laws:

(i) every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) expenses in connection with the defense of any proceeding of the character described in clause (i) above shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law.

(b) For purposes of this Section 3 and Section 5 of this Article VII below, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(d) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e) Expenses in connection with the defense of any proceeding of the character described in paragraph 1 above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

(f) In no event will any revision, amendment or change to this Section 3 or the By-Laws affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this Section 3 or the By-Laws is made.

The Registrant’s Statement of Additional Information provides additional information in the section entitled “More About the Trust”.

Item 26.	Business and Other Connections of the Investment Adviser

AARP Financial Incorporated is a registered investment adviser. AARP Financial Incorporated serves as investment adviser to the Retirement Readiness Funds and provides investment supervisory services. Information as to the officers and directors of AARP Financial Incorporated is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No.             -                    ) and is incorporated herein by reference.

SSgA Funds Management Inc. serves as the sub-adviser for the Retirement Readiness Funds pursuant to a sub-advisory agreement. The sub-adviser is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of State Street Corporation, a publicly-held bank holding company. Information as to the officers and directors of the sub-adviser is included in its Form ADV last filed with the Securities and Exchange Commission (SEC File No. 801-60103).

Item 27.	Principal Underwriters

Item 27.	Principal Underwriters

(1)	The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, Stonebridge Growth Fund, Inc., Stonebridge Aggressive Growth Fund, Inc., SPDR Trust, MidCap SPDR Trust, Select Sector SPDRS Trust, DIAMONDS Trust, PowerShares Exchange- Traded Funds Trust, Nasdaq 100 Trust, Firsthand Funds, Holland Balanced Fund, Financial Investors Variable Insurance Trust, State Street Institutional Investment Trust, Ameristock Mutual Fund, Inc., W.P. Stewart & Co. Growth Fund, Inc., Accessor Funds, Inc., BLDRS Index Fund Trust, Drake Funds, Wasatch Funds, Williams Capital Liquid Assets Fund, First Funds, Agile Funds, The Henssler Funds, Inc., CornerCap Group of Funds and Milestone Funds.

3

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter

W. Robert Alexander	None	Director, Chairman of the Board, Chief Executive Officer

Thomas A. Carter	None	Managing Director-Sales and Finance and Treasurer

Edmund J. Burke	None	Director and President

Jeremy May	None	Managing Director-Operations and Client Services and Secretary

Rick A. Pederson	None	Director

Robert Szydlowski	None	Chief Technology Officer

Dan Dolan	None	Vice-President, Director of Wealth Management Strategies

Tané T. Tyler	None	Chief Legal Officer

Bradley J. Swenson	None	Chief Compliance Officer

*	All Addresses are 1625 Broadway, Suite 2200, Denver, Colorado 80202

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Principal Underwriter; (d) Transfer, Pricing and Bookkeeping Agent; (e) Administrator; (f) Sub-Administrator and (g) Custodian. The address of each is as follows:

(a)	Registrant Retirement Readiness Funds 601 E Street, N.W. Washington, DC 20004

(b)	Investment Adviser AARP Financial Incorporated Two Highwood Drive 2nd Floor Tewksbury, MA 01876

(c)	Sub-Adviser SSgA Funds Management Inc. One Lincoln Street Boston, MA 02111-2900

(d)	Distributor ALPS Distribution, Inc. 370 17th Street, Suite 3100 Denver, CO 80202

(e)	Transfer Agent State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110

(f)	Administrator AARP Financial Incorporated Two Highwood Drive 2nd Floor Tewksbury, MA 01876

(g)	Sub-Administrator State Street Bank and Trust Company One Federal Street, 9th Floor Boston MA 02110

(h)	Custodian State Street Bank and Trust Company John Adams Building 1776 Heritage Drive North Quincy, MA 02171

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Registrant hereby undertakes to file an amendment to its registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons pursuant to Section 14(a)(3) of the Investment Company Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, and District of Columbia, on the 17th day of October, 2005.

Retirement Readiness Funds

By	/s/ LARRY C. RENFRO
Larry C. Renfro
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ LARRY C. RENFRO Larry C. Renfro	President and Treasurer (Principal Executive and Principal Financial Officer)	October 17, 2005

* Peter C. Clapman	Trustee	October 17, 2005

* Dawn M. Sweeney	Trustee	October 17, 2005

* Lynn E. Turner	Trustee	October 17, 2005

* By:	/s/ NANCY M. SMITH
Nancy M. Smith
Attorney-in-fact for each Trustee

EXHIBIT LIST

(a)	(1)	Certificate of Trust made as of October 3, 2005

	(2)	Declaration of Trust made as of October 3, 2005

(b)		Bylaws dated October 3, 2005

RETIREMENT READINESS FUNDS

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints Larry C. Renfro, Nancy M. Smith and Frank A. LoPiccolo, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission (“SEC”) or any state regulatory agency or authority that are applicable to Retirement Readiness Funds (“Trust”) and capable of being signed by power of attorney under applicable law, rule and regulation, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trust, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has signed his name hereto as of the 3rd day of October, 2005.

/s/ DAWN M. SWEENEY
Dawn M. Sweeney

RETIREMENT READINESS FUNDS

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints Larry C. Renfro, Nancy M. Smith and Frank A. LoPiccolo, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission (“SEC”) or any state regulatory agency or authority that are applicable to Retirement Readiness Funds (“Trust”) and capable of being signed by power of attorney under applicable law, rule and regulation, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trust, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has signed his name hereto as of the 14th day of October, 2005.

/s/ PETER C. CLAPMAN
Peter C. Clapman

RETIREMENT READINESS FUNDS

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints Larry C. Renfro, Nancy M. Smith and Frank A. LoPiccolo, and each of them, as his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution for such attorney-in-fact in such attorney-in-fact’s name, place and stead, to sign any and all registration statements or other filings made with the Securities and Exchange Commission (“SEC”) or any state regulatory agency or authority that are applicable to Retirement Readiness Funds (“Trust”) and capable of being signed by power of attorney under applicable law, rule and regulation, and any amendments or supplements thereto, and withdrawals thereof, and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC or any state regulatory agency or authority, as appropriate, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person in his or her capacity as a Trustee or officer of the Trust, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has signed his name hereto as of the 13th day of October, 2005.

/s/ LYNN E. TURNER
Lynn E. Turner